UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07447

                             Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Virtus Emerging Markets Opportunities Fund

Virtus Insight Government Money Market Fund

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

Virtus Low Duration Income Fund

Virtus Tax-Exempt Bond Fund

June 30, 2014

TRUST NAME: VIRTUS INSIGHT TRUST

Not FDIC Insured

No Bank Guarantee

May Lose Value

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of the Virtus Insight Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

The first six months of 2014 were generally strong for equities, despite some volatility at the beginning of the year. Several events during January and February – including uncertainty around the emerging markets economies, the Russia-Ukraine crisis, a winter-related slowing of U.S. growth, and the Federal Reserve’s asset purchase tapering – prompted investors to seek “safety” in other investments, such as bonds. As March drew to a close, worries eased and stocks regained their footing.

For the six-month period ended June 30, 2014, the U.S. stock market had moderate gains. The S&P 500® Index returned 7.14%, the Dow Jones Industrial Average rose 2.68%, and the NASDAQ® Composite Index was up 6.18%. Within international equities, developed markets, led by Europe, generally posted strong returns, while emerging markets had a slow first quarter but rebounded strongly in the second quarter to surpass developed-market stocks for the six-month period.

The year-end 2013 rally in the bond market continued into 2014 as worries about rising interest rates subsided. The broad fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, rose 3.93% for the six-month period. The 10-year U.S. Treasury yield, which had risen above 3.00% at the end of 2013 for the first time since July 2011, was at 2.53% as of June 30.

Looking ahead, the prospect of higher interest rates will likely resurface, particularly as the Fed ends its bond purchases later this year. However, higher rates signify an improving economy, and should give investors reason for optimism. The U.S. is showing signs of a return to growth in hiring, consumer spending, and housing. Future market direction will be determined largely by the ability of corporations to continue to produce robust earnings. Globally, optimism is spreading, as Europe’s economy is gaining strength, and China’s recovery appears to be advancing slowly.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

Thank you for entrusting Virtus with your assets. Should you have questions or require assistance, our customer service team is here to help at 1-866-270-7788. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

July 2014

KEY INVESTMENT TERMS

ADR (American Depositary Receipt)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Barclays U.S. Aggregate Bond Index

The Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Dow Jones Industrial Average (DJIA)

A market indicator composed of 30 actively traded blue chip U.S. stocks. While the index attempts to be representative of the U.S. economy as a whole, it is somewhat heavily weighted toward industrials. It is a price-weighted average, which means that the price movement of each stock is weighted equally regardless of its market capitalization. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

NASDAQ® Composite Index (NASDAQ)

A market-capitalization weighted index of the more than 3,000 common equities listed on the Nasdaq stock exchange. Unlike other market indexes, the NASDAQ® Composite Index is not limited to companies that have U.S. headquarters. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (PIK)

A bond that pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (REIT)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Repurchase Agreement – (“Repo”)

An agreement between a buyer and a seller, usually of U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, a stated time. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2014 TO JUNE 30, 2014

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund (each a “Fund”) of Virtus Insight Trust (the “Trust”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares and Class A shares of the Money Market Funds are sold without sales charges. These expense examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These expense examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates a Fund’s costs in two ways.

Actual Expenses

This section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, this section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2014 TO JUNE 30, 2014

Expense Table
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
Actual
Class I	$1,000.00	$1,099.00	1.32%	$6.87
Class A	1,000.00	1,097.60	1.57	8.17
Class C	1,000.00	1,092.80	2.32	12.04

Hypothetical (5% return before expenses)
Class I	1,000.00	1,018.17	1.32	6.63
Class A	1,000.00	1,016.91	1.57	7.88
Class C	1,000.00	1,013.15	2.32	11.65
Insight Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.06%	$0.30
Class A	1,000.00	1,000.05	0.06	0.30

Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.49	0.06	0.30
Class A	1,000.00	1,024.49	0.06	0.30
Insight Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.13%	$0.64
Class A	1,000.00	1,000.05	0.13	0.64

Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.14	0.13	0.65
Class A	1,000.00	1,024.14	0.13	0.65
Insight Tax-Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.05	0.04%	$0.20
Class A	1,000.00	1,000.05	0.04	0.20

Hypothetical (5% return before expenses)
Class I	1,000.00	1,024.59	0.04	0.20
Class A	1,000.00	1,024.59	0.04	0.20

VIRTUS INSIGHT TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2014 TO JUNE 30, 2014

Expense Table
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During Period*
Low Duration Income Fund
Actual
Class I	$1,000.00	$1,024.10	0.70%	$3.51
Class A	1,000.00	1,022.90	0.95	4.76
Class C	1,000.00	1,019.10	1.70	8.51

Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.28	0.70	3.51
Class A	1,000.00	1,020.03	0.95	4.77
Class C	1,000.00	1,016.26	1.70	8.53
Tax-Exempt Bond Fund
Actual
Class I	$1,000.00	$1,054.40	0.60%	$3.06
Class A	1,000.00	1,053.10	0.85	4.33
Class C	1,000.00	1,049.20	1.60	8.13

Hypothetical (5% return before expenses)
Class I	1,000.00	1,021.78	0.60	3.01
Class A	1,000.00	1,020.53	0.85	4.27
Class C	1,000.00	1,016.76	1.60	8.03

*	Expenses are equal to the Fund’s annualized expense ratio which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

The Funds may invest in other funds. The annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the current prospectus for your Fund(s).

VIRTUS INSIGHT FUNDS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

JUNE 30, 2014 (Unaudited)

For each Fund, the following tables present asset allocations within certain sectors and as a percentage of total investments.

Emerging Markets Opportunities Fund

Consumer Staples	34%
Financials	27
Information Technology	12
Consumer Discretionary	10
Materials	4
Health Care	3
Telecommunication Services	3
Other (includes short-term investments and securities lending collateral.)	7

Total	100%

Insight Government Money Market Fund

Federal Agency Securities	62%
Repurchase Agreements	36
Money Market Mutual Funds	2

Total	100%

Insight Money Market Fund

Commercial Paper	45%
Repurchase Agreements	26
Variable Rate Demand Obligations	11
Certificates of Deposit	8
Medium Term Notes	4
Money Market Mutual Funds	6

Total	100%

Insight Tax-Exempt Money Market Fund

Variable Rate Demand Obligations	86%
Commercial Paper	6
Money Market Mutual Funds	8

Total	100%

Low Duration Income Fund

Mortgage-Backed Securities		33%
Corporate Bonds		32
Financials	20%
Industrials	5
All Other Sectors	7
Asset-Backed Securities		22
Loan Agreements		6
U.S. Government Securities		3
Foreign Government Securities		1
Other (includes short-term investments)		3

Total		100%

Tax-Exempt Bond Fund

Texas	11%
New York	10
Illinois	9
Massachusetts	5
Florida	5
Colorado	5
Maryland	5
Other (includes short-term investments)	50

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 2.

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—1.3%
Financials—1.3%
Itau Unibanco Holding S.A. ADR 0.51% (Brazil)	7,566,856		$108,811
TOTAL PREFERRED STOCK (Identified Cost $98,749)			108,811
COMMON STOCKS—95.4%
Consumer Discretionary—9.8%
Galaxy Entertainment Group Ltd. (Hong Kong)	16,661,040		133,281
Genting Malaysia Bhd (Malaysia)	61,480,600		80,417
Grupo Televisa S.A. Sponsored ADR (Mexico)	3,480,149		119,404
Kangwon Land, Inc. (South Korea)	1,430,556		41,992
Naspers Ltd. Class N (South Africa)	980,811		115,465
Sands China Ltd. (China)	34,786,057		262,789
Westlife Development Ltd. (India)(2)	2,652,000		15,433
Zee Entertainment 6% Cum. Redeemable Pref Shs (India)(2)	110,299,896		1,394
Zee Entertainment Enterprises Ltd. (India)	6,224,716		30,371

			800,546

Consumer Staples—33.4%
Ambev S.A. ADR (Brazil)(2)	27,173,448		191,301
British American Tobacco Bhd (Malaysia)	2,304,478		47,037
British American Tobacco plc (United Kingdom)	18,256	(4)	1,087
British American Tobacco plc (United Kingdom)	8,153,587	(3)	486,264

	SHARES	VALUE
Consumer Staples (continued)
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,038,430	$11,797
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)(6)	254,645	28,933
Coca-Cola Icecek AS (Turkey)	911,251	22,495
Colgate Palmolive India Ltd. (India)	1,531,867	38,422
CP ALL PCL (Thailand)	77,536,800	114,675
Dairy Farm International Holdings Ltd. (Hong Kong)	2,529,024	26,959
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	1,793,444	167,956
Hindustan Unilever Ltd. (India)	16,751,393	172,778
ITC Ltd. (India)	57,896,941	312,900
LG Household & Health Care Ltd. (South Korea)	86,361	38,879
Nestle India Ltd. (India)	509,214	41,737
Orion Corp. (South Korea)	83,571	76,567
President Chain Store Corp. (Taiwan)	1,879,285	15,043
SABMiller plc (South Africa)	6,285,100	364,376
Souza Cruz S.A. (Brazil)	12,452,624	129,176
Thai Beverage PCL (Thailand)	171,224,600	85,139
Tsingtao Brewery Co., Ltd. (China)	8,419,378	65,831
Unilever Indonesia Tbk PT (Indonesia)	31,165,135	76,960
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	84,280,178	225,942

		2,742,254

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—0.3%
Ultrapar Participacoes S.A. (Brazil)	1,073,933	$25,382

Financials—25.7%
Axis Bank Ltd. (India)	2,267,470	72,341
Bangkok Bank plc (Thailand)	12,149,300	72,435
Bank Central Asia Tbk PT (Indonesia)	84,310,628	78,230
BB Seguridade Participacoes SA (Brazil)	5,229,055	76,395
BM&F Bovespa S.A. (Brazil)	29,656,934	156,103
DBS Group Holdings Ltd. (Singapore)(6)	5,492,088	73,777
Fibra Uno Administracion SA de CV REIT (Mexico)	14,287,489	50,097
Grupo B.T.G. Pactual (Brazil)	3,436,501	53,690
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	6,525,057	86,653
Housing Development Finance Corp. (India)	22,385,419	369,418
Housing Development Finance Corp. Bank Ltd. (India)	16,415,579	224,228
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,744,033	128,476
Itausa Investimentos ITAU S.A. (Brazil)	19,505,066	76,272
Kasikornbank PCL (Thailand)	12,253,374	77,398
Kotak Mahindra Bank Ltd. (India)	3,647,879	53,589
Link REIT (The) (Hong Kong)	18,384,766	98,917
Malayan Banking Bhd (Malaysia)	38,262,341	117,134
Public Bank Bhd (Malaysia)	19,006,600	115,898
Remgro Ltd. (South Africa)	5,784,341	125,096

		2,106,147

	SHARES	VALUE
Health Care—3.2%
Cipla Ltd. (India)	13,185,787	$96,024
Sun Pharmaceutical Industries Ltd. (India)	14,812,513	169,429

		265,453

Industrials—0.9%
CCR S.A. (Brazil)	5,782,192	47,236
Havells India Ltd. (India)	1,396,194	27,218

		74,454

Information Technology—12.0%
Autohome, Inc. ADR (Cayman Islands)(2)(6)	544,333	18,742
Baidu, Inc. Sponsored ADR (China)(2)	742,558	138,717
Bitauto Holdings Ltd. ADR (China)(2)	567,020	27,614
Cielo SA (Brazil)	10,534,502	217,174
HCL Technologies Ltd. (India)	3,190,130	79,569
Mail.Ru Group Ltd. ADR (Russia)(2)	1,588,291	55,987
NetEase, Inc. ADR (China)	399,200	31,281
SouFun Holdings Ltd. ADR (China)(6)	2,741,355	26,838
Tata Consultancy Services Ltd. (India)	3,293,139	132,799
Tencent Holdings Ltd. (Cayman Islands)	7,734,385	117,956
Totvs S.A. Com NPV (Brazil)	1,510,892	26,019
Yandex NV (Russia)(2)	3,238,756	115,429

		988,125

Materials—3.6%
Asian Paints Ltd. (India)	5,174,123	51,100
Industrias Penoles S.A.B de C.V. (Mexico)	4,400,036	110,161
Randgold Resources Ltd. (Jersey)	725,129	60,473
Randgold Resources Ltd. ADR (Jersey)	755,514	63,917

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials (continued)
Semen Gresik (Persero) Tbk PT (Indonesia)	5,037,814	$6,406

		292,057

Telecommunication Services—3.4%
Advanced Info Service PCL (Thailand)	9,370,600	63,520
MTN Group Ltd. (South Africa)	3,552,642	74,824
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	661,451,076	137,535

		275,879

Utilities—3.1%
Power Assets Holdings Ltd. (Hong Kong)	26,053,454	227,746
Power Grid Corp. of India Ltd. (India)(2)	11,500,909	26,618

		254,364
TOTAL COMMON STOCKS (Identified Cost $7,153,348)		7,824,661
TOTAL LONG TERM INVESTMENTS—96.7%
(Identified Cost $7,252,097)		7,933,472
SHORT-TERM INVESTMENTS—2.5%
Money Market Mutual Funds—2.5%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	204,119,127	204,119
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $204,119)		204,119

	SHARES	VALUE
SECURITIES LENDING COLLATERAL—0.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)(5)	25,511,995	$25,512
TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $25,512)		25,512
TOTAL INVESTMENTS—99.5% (Identified Cost $7,481,728)		8,163,103	(1)
Other assets and liabilities, net—0.5%		41,231

NET ASSETS—100.0%		$8,204,334

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.

Country Weightings†
India	25%
Brazil	14
Mexico	10
South Africa	8
China	7
Hong Kong	6
United Kingdom	6
Other	24
Total	100%

†	% of total investments as of June 30, 2014

See Notes to Financial Statements

VIRTUS EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices
Equity Securities:
Common Stocks	$7,824,661	$7,824,661
Preferred Stock	108,811	108,811
Securities Lending Collateral	25,512	25,512
Short-Term Investments	204,119	204,119

Total Investments	$8,163,103	$8,163,103

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 for the period.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
FEDERAL AGENCY SECURITIES—61.9%
FFCB 0.110%, 7/18/14(3)	$5,000	$5,000
0.122%, 7/25/14(2)	10,000	10,000
FHLB 0.055%, 7/2/14(3)	10,000	10,000
0.060%, 7/2/14(3)	10,000	10,000
0.060%, 7/7/14(3)	10,000	10,000
0.050%, 7/11/14(3)	10,000	10,000
0.060%, 7/11/14(3)	8,600	8,600
0.055%, 7/14/14(3)	10,000	10,000
0.050%, 7/16/14	9,400	9,400
0.065%, 7/18/14(3)	4,673	4,673
0.190%, 7/18/14	8,000	8,000
0.190%, 7/22/14	10,250	10,250
0.060%, 7/23/14(3)	10,000	9,999
0.050%, 7/28/14(3)	8,700	8,700
0.100%, 7/29/14	7,000	7,000
0.100%, 7/29/14	9,000	9,000
0.060%, 7/30/14(3)	7,210	7,210
0.065%, 8/1/14(3)	5,481	5,481
0.062%, 8/8/14(3)	14,802	14,801
0.070%, 8/8/14(3)	10,683	10,682
0.114%, 8/10/14(2)	10,000	10,000
0.069%, 8/15/14(3)	11,110	11,109
0.110%, 8/15/14	10,000	9,998
0.062%, 9/3/14(3)	5,000	4,999
0.075%, 9/10/14(3)	10,000	9,998
0.200%, 7/17/15	10,000	10,000
FHLMC 0.040%, 7/1/14	5,000	5,000
0.125%, 7/7/14	10,000	10,000
0.050%, 7/9/14	24,976	24,976
0.040%, 7/11/14	10,000	10,000
0.050%, 7/21/14(3)	3,600	3,600
0.050%, 7/22/14(3)	5,574	5,574
0.038%, 7/28/14	10,000	10,000
3.000%, 7/28/14	5,000	5,011
0.055%, 7/31/14(3)	5,000	5,000
0.110%, 8/11/14	10,000	9,999
0.050%, 8/13/14	6,000	5,999
0.250%, 8/14/14	10,000	10,001
1.000%, 8/27/14	17,000	17,022
0.070%, 9/2/14(3)	10,000	9,999
0.070%, 9/5/14(3)	7,715	7,714
0.080%, 9/8/14(3)	4,806	4,805
0.075%, 9/15/14(3)	10,000	9,998
0.085%, 9/15/14(3)	6,025	6,024
0.080%, 9/18/14(3)	7,500	7,499

	PAR VALUE	VALUE
FEDERAL AGENCY SECURITIES (continued)
0.085%, 10/24/14(3)	$10,000	$9,997
FNMA 0.050%, 7/2/14(3)	8,200	8,200
0.045%, 7/16/14	8,280	8,280
0.035%, 7/23/14	10,000	10,000
0.090%, 7/30/14	8,500	8,499
0.060%, 8/13/14	5,774	5,773
0.875%, 8/28/14	10,000	10,011
0.075%, 9/3/14(3)	7,023	7,022
0.075%, 9/22/14(3)	12,000	11,998
0.075%, 10/2/14(3)	6,400	6,399
0.080%, 10/6/14(3)	4,256	4,255
0.080%, 10/14/14(3)	3,400	3,399
Overseas Private Investment Corp. 0.110%, 7/11/14 (10/20/17)(2)(4)(5)	2,500	2,500
0.110%, 7/12/14 (6/15/17)(2)(4)(5)	15,000	15,000
0.110%, 7/12/14 (06/28/28)(2)(4)(5)	8,208	8,208
TOTAL FEDERAL AGENCY SECURITIES
(Identified Cost $522,662)		522,662
REPURCHASE AGREEMENTS—35.6%
Barclays Bank plc 0.040% dated 6/30/14 due 7/1/14, repurchase price $25,000 collateralized by U.S. Treasury Bonds & Notes, 1.75%, 5/15/22 market value $25,500	25,000	25,000
Goldman Sachs & Co. 0.100% dated 6/30/14 due 7/1/14, repurchase price $152,975 collateralized by FNMA, FHLMC, 2.9%-5.5%, 5/1/24-5/1/44 market value $156,035	152,975	152,975

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS (continued)
Merrill Lynch, Pierce, Fenner & Smith 0.060% dated 6/30/14 due 7/1/14, repurchase price $40,000 collateralized by FNMA, FHLMC 3.5%-4.5%, 8/1/42-1/1.44 market value $40,800	$40,000	$40,000
Merrill Lynch, Pierce, Fenner & Smith 0.070% dated 6/30/14 due 7/1/14, repurchase price $40,000 collateralized by FHLMC, 3.5%, 8/1/42 market value $40,800	40,000	40,000
Merrill Lynch, Pierce, Fenner & Smith 0.100% dated 6/30/14 due 7/1/14, repurchase price $42,000 collateralized by FNMA, FHLMC, 0.25%-5.95%, 1/15/21-11/7/36 market value $42,840	42,000	42,000
TOTAL REPURCHASE AGREEMENTS (Identified Cost $299,975)		299,975

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—2.5%
INVESCO Short-Term Investment Treasury Portfolio (The) Institutional Shares (seven-day effective yield 0.01%)	20,979,574	$20,980
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $20,980)		20,980
TOTAL INVESTMENTS—100.0% (Identified Cost $843,617)		843,617	(1)
Other assets and liabilities, net—0.0%		404

NET ASSETS—100.0%		$844,021

Abbreviation Legend

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: At June 30, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

See Notes to Financial Statements

VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$522,662	$—	$522,662
Repurchase Agreements	299,975	—	299,975
Equity Securities:
Money Market Mutual Funds	20,980	20,980	—

Total Investments	$843,617	$20,980	$822,637

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 during the period.

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER(5)—45.1%
Bank of Nova Scotia 0.200%, 7/14/14	$3,000	$3,000
Coca-Cola Co. 0.210%, 2/23/15	2,650	2,646
Commonwealth Bank of Australia 0.181%, 10/7/14	7,500	7,500
Credit Suisse First Boston NY 0.510%, 11/17/14	2,000	2,001
Erste Abwicklungsanstalt
0.160%, 8/12/14	8,000	7,998
0.180%, 11/10/14	5,000	4,997
HSBC Securities USA 0.231%, 6/9/15	5,000	5,000
Kells Funding LLC 0.200%, 7/15/14	5,000	5,000
Liberty Street Funding 0.170%, 8/5/14	3,500	3,499
Metlife
0.140%, 7/17/14	5,000	5,000
0.110%, 7/25/14	5,000	5,000
National Rural Utilities Corp.
0.100%, 7/3/14	3,500	3,500
0.100%, 7/7/14	3,000	3,000
0.120%, 7/7/14	1,000	1,000
0.100%, 7/31/14	4,000	4,000
Nordea North America, Inc.
0.130%, 7/2/14	3,000	3,000
0.140%, 7/2/14	5,000	5,000
0.225%, 10/20/14	3,000	2,998
Old Line Funding
0.230%, 9/22/14	3,000	2,998
0.220%, 12/22/14	5,000	4,995
Reckitt & Benckiser Treasury
0.250%, 11/21/14	3,000	2,997
0.300%, 11/24/14	3,000	2,996
0.210%, 11/25/14	3,000	2,997
0.330%, 3/9/15	3,000	2,993
Regency Markets No.1 LLC 0.140%, 7/21/14	10,000	9,999
Salisbury Receivables LLC
0.140%, 7/21/14	5,000	5,000
0.150%, 7/21/14	3,000	3,000

	PAR VALUE	VALUE
COMMERCIAL PAPER(5) (continued)
Sheffeild Receivables LLC 0.140%, 7/14/14	$5,000	$5,000
Skandinav Enskilda Bank 0.235%, 11/7/14	10,000	9,991
Swedbank
0.230%, 7/9/14	5,000	5,000
0.240%, 9/5/14	2,500	2,499
Thunder Bay Funding 0.230%, 7/24/14	5,500	5,499
Westpac Banking Corp. 0.221%, 11/3/14	5,000	5,000
TOTAL COMMERCIAL PAPER
(Identified Cost $145,103)		145,103
MEDIUM TERM NOTES—4.2%
Berkshire Hathaway, Inc. 3.200%, 2/11/15	2,000	2,036
Toyota Motor Credit Corp.
0.227%, 7/14/14(2)	5,000	5,000
1.250%, 11/17/14	1,500	1,506
U.S. Bancorp 3.150%, 3/4/15	2,000	2,038
Westpac Banking Corp. 144A 0.477%, 7/29/14(2)(3)	3,000	3,004
TOTAL MEDIUM TERM NOTES
(Identified Cost $13,584)		13,584
CERTIFICATES OF DEPOSIT—7.9%
Bank of Nova Scotia 0.290%, 8/8/14(2)	5,500	5,500
Rabobank Nederland NV NY 0.267%, 9/3/14(2)	5,000	5,000
Swedbank 0.317%, 7/28/14(2)	3,000	3,000
Toronto Dominion Bank NY
1.375%, 7/14/14	2,708	2,709
0.224%, 7/24/14(2)	5,000	5,000
0.222%, 6/8/15(2)	4,000	4,000
TOTAL CERTIFICATES OF DEPOSIT
(Identified Cost $25,209)		25,209

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
VARIABLE RATE DEMAND OBLIGATIONS –MUNICIPAL(2)(6)—10.6%
Colorado—2.5%
Colorado Housing & Finance Authority 0.120%, 7/18/14 (10/1/22(4))	$8,110	$8,110

		8,110

New York—2.5%
State Dormitory Authority, Royal Charter Properties Series A 0.040%, 7/7/14 (11/15/36(4))	8,000	8,000

		8,000

Oregon—1.9%
State of Oregon 0.040%, 7/1/14 (11/1/14(4))	6,050	6,050

		6,050

Wyoming—3.7%
Sublette County, Pollution Control, 0.020%, 11/1/14 (11/15/14(4))	12,000	12,000

		12,000
TOTAL VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL
(Identified Cost $34,160)		34,160
REPURCHASE AGREEMENTS—26.3%
Goldman Sachs & Co. 0.100% dated 6/30/14 due 7/1/14 , repurchase price $49,399 collateralized by FNMA, and FHLMC, 2.337%-7.15%, 3/1/26-5/1/44 market value $50,387.	49,399	49,399

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS (continued)
Merrill Lynch, Pierce, Fenner & Smith 0.100% dated 6/30/14 due 7/1/14, repurchase price $35,000 collateralized by U.S. Treasury Note, 4.50%, 01/1/44 market value $35,700.	$35,000	$35,000
TOTAL REPURCHASE AGREEMENTS
(Identified Cost $84,399)		84,399
MONEY MARKET MUTUAL FUNDS—5.9%
	SHARES
Goldman Sachs Financial Square Fund – Institutional Share (seven-day effective yield 0.070%)	10,002,294	10,002
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.060%)	9,001,842	9,002
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $19,004)		19,004
TOTAL INVESTMENTS—100.0% (Identified Cost $321,459)		321,459	(1)
Other assets and liabilities, net—0.0%		148

NET ASSETS—100.0%		$321,607

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

See Notes to Financial Statements

VIRTUS INSIGHT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: At June 30, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $3,004 or 0.9% of net assets.
(4)	Final maturity date.
(5)	The rate shown is the discount rate.
(6)	The date shown represent next interest date.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Certificates Of Deposit	$25,209	$—	$25,209
Commercial Paper	145,103	—	145,103
Medium Term Notes	13,584	—	13,584
Variable Rate Demand Obligations—Municipal	34,160	—	34,160
Repurchase Agreements	84,399	—	84,399
Equity Securities:
Money Market Mutual Funds	19,004	19,004	—

Total Investments	$321,459	$19,004	$302,455

There are no Level 3 (Significant Unobservable Inputs) priced securities.

There were no transfers between Level 1 and Level 2 during the period.

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER—6.2%
Maryland—3.4%
John Hopkins University 0.070%, 8/4/14	$5,000	$5,000

Virginia—2.8%
University of Virginia 0.050%, 7/8/14	4,000	4,000
TOTAL COMMERCIAL PAPER (Identified Cost $9,000)		9,000
VARIABLE RATE DEMAND OBLIGATIONS –MUNICIPAL(2)(3)—85.5%
Connecticut—4.9%
State Health & Educational Facilities Authority, Yale University,
Series Y-3, 0.010%, 7/1/14 (7/1/35(4))	3,500	3,500
Series U, 0.030%, 7/7/14 (7/1/33(4))	3,700	3,700

		7,200

Florida—1.8%
JEA Water & Sewer System, Series B-1, 0.070%, 7/7/14 (10/1/36(4))	2,600	2,600

Illinois—3.8%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.030%, 7/1/14 (8/15/32(4))	5,500	5,500

Indiana—3.4%
State Finance Authority, Ascension Series E-5, 0.060%, 7/7/14 (11/15/33(4))	5,000	5,000

	PAR VALUE	VALUE
Kansas—1.6%
Kansas State Department of Transportation, Series C-3 0.070%, 7/7/14 (9/1/19(4))	$2,300	$2,300

Maryland—4.8%
Montgomery County, Public Improvements, Series B, 0.030%, 7/1/14 (6/1/26(4))	7,000	7,000

Massachusetts—3.1%
State Health & Educational Facilities Authority, Harvard University, Series R 0.010%, 7/1/14 (11/1/49(4))	4,505	4,505

Michigan—5.0%
University of Michigan, Series D-1, 0.010%, 7/1/14 (12/1/24(4))	7,300	7,300

Mississippi—3.6%
County of Jackson , Port Facility, Chevron U.S.A, Inc. Project 0.010%, 7/1/14 (6/1/23(4))	2,700	2,700
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.050%, 7/7/14 (5/15/27(4))	2,570	2,570

		5,270

Missouri—6.5%
State Health & Educational Facilities Authority,
Washington University, Series A-1, 0.040%, 7/1/14 (10/1/35(4))	4,120	4,120

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Missouri (continued)
Washington University, Series A, 0.030%, 7/1/14 (2/15/34(4))	$1,220	$1,220
St. Louis University, Series A-2, 0.010%, 7/1/14 (10/1/35(4))	2,630	2,630
Washington University, Series C, 0.010%, 7/1/14 (3/1/40(4))	1,500	1,500

		9,470

New York—10.3%
City of New York Series C, 0.040%, 7/1/14 (10/1/23(4))	5,400	5,400
City of New York, Municipal Water Finance Authority,
Water & Sewer Sub-Series B-2, 0.050%, 7/7/14 (6/15/24(4))	1,600	1,600
Water & Sewer Sub-Series B-4, 0.050%, 7/7/14 (6/15/23(4))	4,100	4,100
State Dormitory Authority, Royal Charter Properties Series A 0.040%, 7/7/14 (11/15/36(4))	4,000	4,000

		15,100

North Carolina—2.7%
City of Raleigh, 0.160%, 1/26/15 (6/1/34(4))	3,970	3,970

	PAR VALUE	VALUE
Oregon—6.9%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series A, 0.050%, 7/7/14 (6/1/37(4))	$1,100	$1,100
Series B, 0.050%, 7/7/14 (6/1/37(4))	2,200	2,200
State of Oregon, Veterans Welfare,
Series 87-C, 0.040%, 7/1/14 (6/1/28(4))	3,500	3,500
Series 88-B 0.040%, 7/1/14 (12/1/41(4))	3,300	3,300

		10,100

Pennsylvania—3.4%
Commonwealth Housing Finance Agency, Building Development 0.050%, 7/7/14 (1/1/34(4))	5,000	5,000

Tennessee—0.7%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series C, 0.070%, 7/7/14 (5/1/39(4))	1,000	1,000

Texas—4.8%
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.070%, 7/7/14 (12/1/16(4))	3,000	3,000
University of Texas Revenues Financing System, Series B 0.040%, 7/7/14 (8/1/25(4))	2,500	2,500

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Texas (continued)
University of Texas, Series A 0.020%, 7/7/14 (7/1/38(4))	$1,500	$1,500

		7,000

Utah—4.4%
City of Murray Intermountain Healthcare Service, Inc. Series B, 0.030%, 7/1/14 (5/15/37(4))	4,300	4,300
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.030%, 7/1/14 (5/15/37(4))	2,200	2,200

		6,500

Virginia—1.9%
Fairfax County, Industrial Development Authority, Inova Health System Project, Series C-1, 0.030%, 7/7/14 (5/15/26(4))	1,215	1,215
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Howard Hughes Medical Institute, Series A 0.040%, 7/7/14 (2/15/38(4))	1,500	1,500

		2,715

Wisconsin—3.4%
State Housing & Economic Development Authority, Series E, 0.070%, 7/7/14 (5/1/43(4))	5,010	5,010

	PAR VALUE	VALUE
Wyoming—8.5%
Lincoln County, Pollution Control Exxon Project, 0.020%, 7/1/14 (8/1/15(4))	$2,800	$2,800
Sublette County, Pollution Control, Pollution Control, Exxon Project 0.020%, 7/1/14 (11/1/14(4))	2,600	2,600
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project
0.030%, 7/1/14 (12/1/22(4))	1,500	1,500
Series 93, 0.010%, 7/1/14 (8/15/20(4))	5,500	5,500

		12,400
TOTAL VARIABLE RATE DEMAND OBLIGATIONS – MUNICIPAL (Identified Cost $124,940)		124,940
MONEY MARKET MUTUAL FUNDS—8.3%
	SHARES
Dreyfus Tax Exempt Cash Management Fund –Institutional Shares (seven-day effective yield 0.000%)	4,955,000	4,955
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)	7,246,060	7,246
TOTAL MONEY MARKET MUTUAL FUNDS
(Identified Cost $12,201)		12,201
TOTAL INVESTMENTS—100.0% (Identified Cost $146,141)		146,141	(1)
Other assets and liabilities, net—0.0%		14

NET ASSETS—100.0%		$146,155

Abbreviations:

VA	Department of Veterans Affairs

See Notes to Financial Statements

VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

FOOTNOTE LEGEND

(1)	Federal Income Tax Information: At June 30, 2014, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Commercial Paper	$9,000	$—	$9,000
Variable Rate Demand Obligations—Municipal	124,940	—	124,940
Equity Securities:
Money Market Mutual Funds	12,201	12,201	—

Total Investments	$146,141	$12,201	$133,940

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 during the period.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—3.4%
U. S. Treasury Note
0.250%, 12/31/15	$4,000		$4,000
0.500%, 6/30/16	700		701
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $4,693)			4,701
MUNICIPAL BONDS—0.4%
California—0.3%
State of California 1.050%, 2/1/16	500		504

Iowa—0.1%
State Finance Authority Midwestern Disaster Area, Iowa Fertilizer Co. LLC Project Taxable 5.500%, 12/1/22	85		88
TOTAL MUNICIPAL BONDS (Identified Cost $586)			592
FOREIGN GOVERNMENT SECURITIES—1.4%
Commonwealth of Australia Series 130, 4.750%, 6/15/16	235	AUD	231
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	360	NZD	321
New South Wales, Australia Treasury Corp. Series 17 5.500%, 3/1/17	235	AUD	237
Republic of Chile 5.500%, 8/5/20	142,000	CLP	268
Republic of Latvia RegS 2.750%, 1/12/20(4)	315		313
Republic of Panama 5.200%, 1/30/20	220		246
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	235		248
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $1,836)			1,864
MORTGAGE-BACKED SECURITIES—33.3%
Agency—2.1%
FHLMC 14-DN2, M2 1.802%, 4/25/24(2)	275		277

	PAR VALUE		VALUE
Agency (continued)
FNMA
6.000%, 5/1/16	$40		$41
10.500%, 12/1/16	—	(10)	—	(10)
4.000%, 8/1/25	187		200
3.000%, 6/1/27	411		428
2.500%, 5/1/28	510		519
4.000%, 11/1/31	696		749
4.500%, 4/1/40	243		263
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	33		33
GNMA
7.000%, 7/15/23	3		3
7.000%, 9/15/23	13		15
7.000%, 9/15/23	2		2
7.000%, 1/15/24	12		13
7.000%, 9/15/24	11		13
7.000%, 7/15/25	5		5
7.000%, 7/15/25	7		7
7.000%, 7/15/25	14		14
12-147, AK 2.586%, 4/16/54	195		201

			2,783

Non-Agency—31.2%
A10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	431		433
A10 Term Asset Financing LLC 14-1, A1144A2014 1 A114-1, A1 1.720%, 4/15/33(3)	250		250
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	307		319
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.297%, 7/10/43(2)	185		190
Banc of America Commercial Mortgage Trust 07-2, A4 5.781%, 4/10/49(2)	585		643
Banc of America Funding Corp.
04-B, 2A1 5.455%, 11/20/34(2)	87		87

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
06-2, 3A1 6.000%, 3/25/36	$67	$67
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	307	317
Banc of America Mortgage Trust 04-7, 6A3 4.500%, 8/25/19	183	184
Bank of America (Merrill Lynch – Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	496	521
04-24CB, 1A1 6.000%, 11/25/34	387	399
Bank of America (Merrill Lynch – Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	615	662
Bank of America (Merrill Lynch – Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	300	310
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.352%, 8/15/17(2)(3)	300	301
Bayview Commercial Asset Trust 08-1, A2A 144A 1.152%, 1/25/38(2)(3)	122	121
08-1, A3 144A 1.652%, 1/25/38(2)(3)	330	313
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	174	178
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 2.617%, 2/25/34(2)	128	128
04-10, 12A3 2.722%, 1/25/35(2)	154	155
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	490	507

	PAR VALUE	VALUE
Non-Agency (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 05-PW10, AM 5.449%, 12/11/40(2)	$535	$565
06-PW13, AM 5.582%, 9/11/41(2)	970	1,053
07- PW15, AM 5.363%, 2/11/44	460	485
07- PW17, A4 5.694%, 6/11/50(2)	830	924
07-PW18, A4 5.700%, 6/11/50	335	375
Centex Home Equity Loan Trust 04-D, AF5 5.350%, 9/25/34(2)	385	406
Citigroup – Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.401%, 7/15/44(2)	400	419
06-CD2, A4 5.480%, 1/15/46(2)	275	290
07-CD4, A4 5.322%, 12/11/49	275	299
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.899%, 12/10/49(2)	549	608
07-6, A4 5.899%, 12/10/49(2)	300	331
08-C7, AM 6.341%, 12/10/49(2)	230	258
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	250	274
Citigroup Mortgage Loan Trust, Inc.
04-MCL2, 2CB2 6.750%, 8/25/34	233	254
14-A, A 144A 4.000%, 1/1/35(2)(3)	392	409
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	760	840
Credit Suisse Commercial Mortgage Trust
07-C4, A1AM 6.051%, 9/15/39(2)	570	624

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
07-C1, A1A 5.361%, 2/15/40	$304	$327
07-C2, A3 5.542%, 1/15/49(2)	165	181
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	136	139
Deutsche Bank – UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	367
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	800	777
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	219	222
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	202	202
GMAC Commercial Mortgage Securities, Inc. 04-C3, A4 4.547%, 12/10/41	105	105
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 2.986%, 6/25/34(2)	363	372
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.997%, 8/10/45(2)	522	578
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	475	518
Heller Financial Commercial Mortgage Asset 00-PH1, G 144A 6.750%, 1/17/34(3)	294	300
Hilton USA Trust 13-HLT, EFX 144A 5.609%, 11/5/30(2)(3)	300	310
JP Morgan Mortgage Trust 14-2, 2A2 144A 3.500%, 10/25/26(2)(3)	290	301

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
03-AR6, A1 2.439%, 6/25/33(2)	$489	$494
03-AR4, 2A1 2.251%, 8/25/33(2)	331	331
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.655%, 7/17/26(2)(3)	300	300
10-CNTR, A1 144A 3.300%, 8/5/32(3)	433	453
10-CNTR, A2 144A 4.311%, 8/5/32(3)	110	120
06-LDP7, A4 6.057%, 4/15/45(2)	600	645
06-LDP9, A3 5.336%, 5/15/47	715	776
07-LDPX, AM 5.464%, 1/15/49(2)	280	298
JPMorgan Chase Mortgage Trust
06-A2, 4A1 2.574%, 8/25/34(2)	296	296
04-A4, 2A1 2.434%, 9/25/34(2)	220	224
05-A4, 3A1 2.201%, 7/25/35(2)	162	163
14-1, 1A1 144A 4.000%, 4/25/43(2)(3)	540	556
Lehman Brothers – UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	500	541
07-C2, A3 5.430%, 2/15/40	431	473
07-C6, A4 5.858%, 7/15/40(2)	1,180	1,264
07-C7, A3 5.866%, 9/15/45(2)	565	636

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Lehman Brothers Commercial Mortgage Trust 07-C3, A4 6.090%, 7/15/44(2)	$364	$404
MASTR Alternative Loan Trust
03-8, 2A1 5.750%, 11/25/33	219	229
04-4, 6A1 5.500%, 4/25/34	246	266
04-7, 9A1 6.000%, 8/25/34	196	204
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	167	170
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	224	231
Morgan Stanley Capital I Trust
07-T27, A4 5.831%, 6/11/42(2)	1,515	1,689
06-IQ12, A4 5.332%, 12/15/43	596	642
07-IQ14, A4 5.692%, 4/15/49(2)	760	838
07-IQ14, AM 5.869%, 4/15/49(2)	428	456
Motel 6 Trust 12-MTL6 D 144A 3.781%, 10/5/25(3)	185	188
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	162	168
Residential Asset Securitization Trust
13-LT2, A 144A 2.833%, 5/22/28(3)	93	93
04-QS8, A6 5.500%, 6/25/34	312	322
Residential Funding Mortgage Securities I, Inc. 05-S1, 1A2 5.500%, 2/25/35	214	217

	PAR VALUE	VALUE
Non-Agency (continued)
Residential Funding Securities Corp. Trust 03-RM2, AII 5.000%, 5/25/18	$97	$99
SilverLeaf Finance XVII LLC 13-12, A1 144A 2.680%, 3/16/26(3)	225	224
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	8	8
Springleaf Mortgage Loan Trust 09-1, A7 144A 5.750%, 9/25/48(2)(3)	330	330
Structured Adjustable Rate Mortgage Loan Trust
04-1, 6A 2.437%, 2/25/34(2)	1,008	999
04-4, 3A2 2.458%, 4/25/34(2)	297	298
04-4, 3A1 2.458%, 4/25/34(2)	310	311
04-14, 7A 2.368%, 10/25/34(2)	493	496
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(3)	299	294
02-AL1, A3 3.450%, 2/25/32	69	69
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
03-33H, 1A1 5.500%, 10/25/33	459	469
03-34A, 6A 2.646%, 11/25/33(2)	608	599
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 3.868%, 1/25/37(2)	76	76
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18	177	180

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
06-C25, AM 5.904%, 5/15/43(2)	$275	$296
07-C30, A5 5.342%, 12/15/43	600	654
07-C30, AM 5.383%, 12/15/43	500	544
07-C31, A4 5.509%, 4/15/47	1,010	1,093
07-C32, A3 5.933%, 6/15/49(2)	615	673
07-C33, A5 6.140%, 2/15/51(2)	79	88
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.490%, 6/25/33(2)	108	110
03-J, 5A1 2.492%, 10/25/33(2)	468	473
04-K, 1A2 2.615%, 7/25/34(2)	531	538
04-Z, 2A1 2.615%, 12/25/34(2)	432	440
05-14, 2A1 5.500%, 12/25/35	166	170
06-16, A5 5.000%, 11/25/36	154	159

		42,575
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $45,164)		45,358
ASSET-BACKED SECURITIES—21.7%
American Home 4 Rent 14-SFR1, A 144A 1.250%, 6/17/31(2)(3)	260	260
AmeriCredit Automobile Receivables Trust
11-5, A3 1.550%, 7/8/16	99	99
12-1, C 2.670%, 1/8/18	153	156
12-3, C 2.420%, 5/8/18	369	377
12-3, D 3.030%, 7/9/18	683	706
12-4, D 2.680%, 10/9/18	160	164
13-2, D 2.420%, 5/8/19	550	556
14-1, D 2.540%, 5/8/20	650	653

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	$92	$95
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	60	62
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	263	287
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	390	408
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	540	546
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	432	459
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	393	401
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(3)	108	108
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(3)	200	204
13-1, B 144A 2.240%, 1/15/19(3)	340	346
Capital Auto Receivables Asset Trust 13-4, C 2.670%, 2/20/19	250	254
Capital One Multi-Asset Execution Trust 1.260%, 1/15/20	400	402
Carfinance Capital Auto Trust
13-A, B 144A 2.750%, 11/15/18(3)	260	263
13-2A, B 144A 3.150%, 8/15/19(3)	300	304
CarMax Auto Owner Trust 12-1, B 1.760%, 8/15/17	750	763

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust 2.080%, 1/15/20	$400	$401
CarNow Auto Receivables Trust 13-1A, B 144A 1.970%, 11/15/17(3)	430	431
CCG Receivables Trust 144A 2.150%, 11/14/21(3)	400	402
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	342	343
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	225	226
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	393	403
Citibank Credit Card Issuance Trust 05-A2, A2 4.850%, 3/10/17	495	510
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	510	519
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28	306	326
Cronos Containers Program Ltd. 12-2A, A 144A 3.810%, 9/18/27(3)	705	709
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	290	312
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	225	227
14-1A, C 144A 2.640%, 10/15/19(3)	600	604
14-2A, C 144A 2.460%, 1/15/20(3)	330	330
Exeter Automobile Receivables Trust
12-2A, C 144A 3.060%, 7/16/18(3)	200	204
14-1A, B 144A 2.420%, 1/15/19(3)	645	650

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
13-1A, C 144A 3.520%, 2/15/19(3)	$500	$519
14-2A, C 144A 3.260%, 12/16/19(3)	335	337
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	367	373
Fifth Third Auto Trust 13-A, B 1.210%, 4/15/19	385	386
Global Science Finance S.R.L. 13-1A, A 144A 2.980%, 4/17/28(3)	265	265
GreatAmerica Leasing Receivables Funding, LLC 13-1, A4 144A 1.160%, 5/15/18(3)	415	418
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	148	150
GSAA Trust 05-1, AF4 5.386%, 11/25/34(2)	389	413
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(3)	120	126
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	262	265
14-AA, A 144A 1.770%, 11/25/26(3)	335	335
Hyundai Auto Receivables Trust 14-B, D 2.510%, 12/15/20	400	401
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	174	175
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)	614	625
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	259	262
OneMain Financial Issuance Trust 14-1A, A 144A 2.430%, 6/18/24(3)	400	400

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	$96	$101
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.402%, 6/25/28(2)	385	362
07-HI1, A3 5.720%, 3/25/37	68	70
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	30	30
12-4, C 2.940%, 12/15/17	430	441
12-2, D 3.870%, 2/15/18	400	416
12-6, C 1.940%, 3/15/18	355	361
12-3, C 3.010%, 4/16/18	375	385
12-5, C 2.700%, 8/15/18	150	154
12-6, D 2.520%, 9/17/18	450	460
13-1, D 2.270%, 1/15/19	550	557
13-3, C 1.810%, 4/15/19	700	704
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)	98	101
11-1A, B 144A 4.230%, 4/20/26(3)	246	254
12-3A, A 144A 1.870%, 8/20/29(3)	148	149
13-1A, A 144A 1.590%, 11/20/29(3)	166	167
14-1A, A 144A 2.070%, 3/20/30(3)	405	405
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)	79	80

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
SLM Private Education Loan Trust
14-A, 2A2 144A 2.590%, 1/15/26(3)	$650	$658
13-C, A2A 144A 2.940%, 10/15/31(3)	325	335
SNAAC Auto Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	400	401
Structured Asset Investment Loan Trust 05-HE1, M1 0.857%, 7/25/35(2)	270	254
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	125	123
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	130	133
12-AA, A 144A 2.000%, 9/20/29(3)	117	117
TAL Advantage V LLC 13-1A A 144A 2.830%, 2/22/38(3)	511	509
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)	150	153
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)	122	134
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	419	437
Volvo Financial Equipment LLC 13-1A, B 144A 1.240%, 8/15/19(3)	450	452
Welk Resorts LLC 13-A, A 144A 3.100%, 3/15/29(3)	263	266
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	109	110

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust 14-1A, C 144A 1.700%, 11/15/19(3)	$335	$335
TOTAL ASSET-BACKED SECURITIES (Identified Cost $29,299)		29,534
CORPORATE BONDS AND NOTES—32.5%
Consumer Discretionary—1.0%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	190	202
DISH DBS Corp.
4.625%, 7/15/17	115	122
4.250%, 4/1/18	165	172
DR Horton, Inc. 3.625%, 2/15/18	295	302
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	205	203
Time Warner Cable, Inc. 6.750%, 7/1/18	215	254
Weyerhaeuser Real Estate Co. 144A 4.375%, 6/15/19(3)	50	50
Wyndham Worldwide Corp. 2.500%, 3/1/18	40	41

		1,346

Consumer Staples—0.2%
HJ Heinz Co. 4.250%, 10/15/20	251	253

Energy—1.6%
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)	200	210
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	213
NGL Energy Partners LP (NGL Energy Finance Corp.) 144A 5.125%, 7/15/19(3)	145	146
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)	280	293

	PAR VALUE	VALUE
Energy (continued)
Petrobras Global Finance BV 3.250%, 3/17/17	$400	$409
Petroleos Mexicanos 144A 3.125%, 1/23/19(3)	230	238
PHI, Inc. 144A 5.250%, 3/15/19(3)	105	107
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	203
Rosneft Oil Co. 144A 3.149%, 3/6/17(3)(7)	200	200
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	250	246

		2,265

Financials—19.7%
Aircastle Ltd.
4.625%, 12/15/18	280	289
6.250%, 12/1/19	175	192
American International Group, Inc.
2.375%, 8/24/15	90	92
3.375%, 8/15/20	225	234
American Tower Trust I 144A 1.551%, 3/15/18(3)	100	100
Associated Banc Corp. 5.125%, 3/28/16	90	96
Associates Corp. North America 6.950%, 11/1/18	320	382
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)	70	72
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(3)	250	263
Banco Bradesco SA
144A 4.125%, 5/16/16(3)	200	208
144A 4.500%, 1/12/17(3)	200	211
Banco Santander Brasil SA 144A 4.500%, 4/6/15(3)	325	332
Banco Santander Chile 144A 3.750%, 9/22/15(3)	225	232
Banco Votorantim SA 144A 5.250%, 2/11/16(3)	200	208

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Bangkok Bank plc 144A 2.750%, 3/27/18(3)	$250	$250
Bank of America Corp. (Countrywide Financial Corp.) 6.250%, 5/15/16	210	229
5.490%, 3/15/19	66	74
Bank of Baroda 144A 4.875%, 7/23/19(3)	300	316
Bank of India 144A 3.250%, 4/18/18(3)	300	302
Bank of New York Mellon Corp. (The) 2.200%, 3/4/19	230	232
Barclays Bank plc
5.200%, 7/10/14	100	100
144A 6.050%, 12/4/17(3)	100	113
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	230	235
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	200	239
Caixa Economica Federal 144A 4.250%, 5/13/19(3)	330	333
Capital One Financial Corp. 6.150%, 9/1/16	625	692
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 3/15/21	135	138
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	250	251
Chubb Corp. (The) 6.375%, 3/29/67(2)	175	194
Citigroup, Inc. 0.501%, 6/9/16(2)	100	99
CNA Financial Corp. 5.850%, 12/15/14	175	179
CNH Capital LLC 3.625%, 4/15/18	250	256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY 2.250%, 1/14/19	430	435
Corporate Office Properties LP 3.700%, 6/15/21	220	220

	PAR VALUE	VALUE
Financials (continued)
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)	$150	$151
DNB Bank ASA 144A 3.200%, 4/3/17(3)	550	579
DuPont Fabros Technology LP 5.875%, 9/15/21	235	247
Fifth Third Bancorp 4.500%, 6/1/18	150	164
First Tennessee Bank N.A. 5.050%, 1/15/15	250	256
Ford Motor Credit Co. LLC 5.750%, 2/1/21	400	466
General Electric Capital Corp.
5.625%, 5/1/18	365	418
4.650%, 10/17/21	170	189
General Motors Financial Co., Inc. 4.750%, 8/15/17	465	496
Genworth Holdings, Inc. 7.625%, 9/24/21	300	376
GLP Capital LP (GLP Financing II, Inc.)
144A 4.375%, 11/1/18(3)	55	57
144A 4.875%, 11/1/20(3)	220	227
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	735	809
7.500%, 2/15/19	50	61
HCP, Inc. 3.750%, 2/1/19	275	293
Health Care REIT, Inc. 4.700%, 9/15/17	200	219
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	200	225
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	135	135
HSBC USA, Inc.
1.625%, 1/16/18	310	311
2.625%, 9/24/18	290	299
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	297

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%(2)(3)(5)(6)	$280	$302
Hyundai Capital Services, Inc.
144A 1.450%, 2/6/17(3)	170	171
144A 2.125%, 10/2/17(3)	60	61
ICICI Bank Ltd. 144A 4.800%, 5/22/19(3)	300	317
Intesa San Paolo SpA 3.125%, 1/15/16	200	205
Istar Financial, Inc. 4.000%, 11/1/17	125	126
iStar Financial, Inc. 5.000%, 7/1/19	75	75
Jefferies Group, Inc. 5.125%, 4/13/18	150	164
JPMorgan Chase & Co.
6.125%, 6/27/17	200	226
KeyCorp 5.100%, 3/24/21	185	209
Korea Development Bank 3.875%, 5/4/17	250	266
Lazard Group LLC 4.250%, 11/14/20	350	367
Legg Mason, Inc. 5.500%, 5/21/19	140	162
Lincoln National Corp.
8.750%, 7/1/19	225	292
6.050%, 4/20/67(2)(5)	75	76
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)	230	234
Macquarie Group Ltd. 144A 3.000%, 12/3/18(3)	75	77
Magyar Fejlesztesi Bank Zrt. 144A 6.250%, 10/21/20(3)	240	267
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)	200	201
Morgan Stanley 5.550%, 4/27/17	710	789
Nationstar Mortgage LLC 6.500%, 8/1/18	245	253
Navient Corp. (SLM Corp.) 4.875%, 6/17/19	380	392

	PAR VALUE	VALUE
Financials (continued)
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)	$90	$92
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)	205	203
PNC Funding Corp. 5.625%, 2/1/17	10	11
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	235	237
Progressive Corp. (The) 6.700%, 6/15/37(2)	60	67
Prudential Financial, Inc.
4.750%, 9/17/15	100	105
3.000%, 5/12/16	255	265
8.875%, 6/15/38(2)(5)	100	123
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	250	250
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	200	205
Santander Holdings USA, Inc. 3.000%, 9/24/15	20	20
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	200	203
SBA Tower Trust 144A 2.933%, 12/15/17(3)	155	158
Schaeffler Finance BV 144A 4.250%, 5/15/21(3)	265	266
Senior Housing Properties Trust 3.250%, 5/1/19	125	127
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	225	225
Smithfield Foods, Inc. 144A 5.250%, 8/1/18(3)	95	99
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	225	234
State Grid Overseas Investment Ltd. 144A 2.750%, 5/7/19(3)	330	333
State Street Corp. 4.956%, 3/15/18(2)(5)	155	170

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Swedbank AB 144A 1.750%, 3/12/18(3)	$200	$200
Telecom Italia Capital SA 7.175%, 6/18/19	50	58
Tenet Healthcare Corp. 6.000%, 10/1/20	80	87
Toll Brothers Finance Corp. 4.000%, 12/31/18	265	274
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	225	228
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	370	364
Union Bank NA 2.625%, 9/26/18	300	308
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	125	134
2.700%, 4/1/20	152	151
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(7)	290	286
Voya Financials, Inc. 2.900%, 2/15/18	350	363
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(7)	100	103
144A 6.000%, 4/12/17(3)(7)	200	211
Wells Fargo & Co. 5.125%, 9/15/16	100	109
Willis Group Holdings plc 4.125%, 3/15/16	125	131
Willis North America, Inc. 6.200%, 3/28/17	40	44
Wind Acquisition Finance SA 144A 4.750%, 7/15/20(3)	275	278
XL Group plc Series E, 6.500%, 12/29/49(2)	330	326
XLIT Ltd. 2.300%, 12/15/18	135	134
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	225	215
Zions Bancorp 4.500%, 3/27/17	75	80

		26,782

	PAR VALUE	VALUE
Health Care—1.2%
Catamaran Corp. 4.750%, 3/15/21	$150	$152
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	90	95
144A 5.125%, 8/1/21(3)	65	67
Express Scripts Holding Co. 3.500%, 11/15/16	225	239
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	205	222
HCA, Inc.
3.750%, 3/15/19	200	202
6.500%, 2/15/20	325	366
Tenet Healthcare Corp. 8.125%, 4/1/22	290	336
Zoetis, Inc. 1.875%, 2/1/18	25	25

		1,704

Industrials—5.1%
ADT Corp.(The) 6.250%, 10/15/21	245	260
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	100	111
01-1, G 7.100%, 4/2/21	413	458
Atlas Air Pass-Through-Trust
99-1, A1 7.200%, 1/2/19	600	624
00-1, A 8.707%, 1/2/19	81	85
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	60	61
Continental Airlines Pass-Through-Trust
98-, A 6.648%, 9/15/17	46	49
9-4, A 6.900%, 1/2/18	382	411
99-, A 6.545%, 2/2/19	172	190
09-2, A 7.250%, 11/10/19	250	292
01-1, A1 6.703%, 6/15/21	133	146
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	493	535
Deluxe Corp. 6.000%, 11/15/20	150	158

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials (continued)
ICAHN Enterprises LP (ICAhn Enterprises Finance Corp.) 3.500%, 3/15/17	$15	$15
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	20	21
5.875%, 2/1/22	200	210
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	292	316
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	224
Textron, Inc. 4.625%, 9/21/16	635	681
U.S. Airways Pass-Through-Trust 01-1, G 7.076%, 3/20/21	141	157
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	1,704	1,951

		6,955

Information Technology—0.5%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	200	207
Equinix, Inc. 4.875%, 4/1/20	88	91
QVC, Inc. 3.125%, 4/1/19	330	335
Sanmina Corp. 144A 4.375%, 6/1/19(3)	50	50

		683

Materials—1.1%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	217
CRH America, Inc. 8.125%, 7/15/18	100	123
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	200	226
International Paper Co. 9.375%, 5/15/19	125	165

	PAR VALUE	VALUE
Materials (continued)
Methanex Corp. 3.250%, 12/15/19	$155	$159
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	65	68
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	305	296
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	208

		1,462

Telecommunication Services—1.3%
CenturyLink, Inc. 6.000%, 4/1/17	100	110
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	200	216
Numericable Group SA 144A 4.875%, 5/15/19(3)	200	206
Qwest Corp. 6.500%, 6/1/17	100	114
Sprint Communications, Inc. 6.000%, 12/1/16	115	125
Sprint Corp. 144A 7.250%, 9/15/21(3)	235	260
T-Mobile USA, Inc.
6.464%, 4/28/19	95	100
6.542%, 4/28/20	95	103
Telefonica Emisiones SAU 3.192%, 4/27/18	195	204
Verizon Communications, Inc.
2.500%, 9/15/16	55	57
3.650%, 9/14/18	60	64
2.550%, 6/17/19	115	117
4.600%, 4/1/21	70	77

		1,753

Utilities—0.8%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	200	203
Calpine Corp. 144A 7.500%, 2/15/21(3)	186	202
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	280	300

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities (continued)
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	$200	$207
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	115	135

		1,047
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $42,952)		44,250
LOAN AGREEMENTS—6.1%
Consumer Discretionary—2.3%
Allison Transmission Tranche B-3, 3.750%, 8/23/19	156	156
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	185	186
Charter Communications Operations LLC Tranche F, 3.000%, 1/3/21	123	121
Chrysler Group LLC Tranche B, 3.500%, 5/24/17	228	229
CityCenter Holdings LLC Tranche B, 5.000%, 10/16/20	91	92
CSC Holdings, Inc. Tranche B, 2.650%, 4/17/20	107	106
Hilton Worldwide Finance LLC 3.500%, 10/26/20	202	201
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	338	339
Libbey Glass Co. 3.750%, 4/9/21	154	154
MGM Resort International Tranche B 3.500%, 12/20/19	203	203
Pinnacle Entertainment, Inc. Tranche B-2, 3.750%, 8/13/20	51	51
PVH Corp. Tranche B 3.250%, 2/13/20	325	327

	PAR VALUE	VALUE
Consumer Discretionary (continued)
Rovi Solutions Corp. 0.000%, 6/30/21(8)	$56	$56
Scientific Games International, Inc. 4.250%, 10/18/20	139	138
Seminole Hard Rock Entertainment, Inc. Tranche B, 3.500%, 5/14/20	83	83
Seminole Tribe of Florida 3.000%, 4/29/20	189	189
Tribune Co. 4.000%, 12/27/20	214	215
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	185	185
Zuffa LLC Initial Term 3.750%, 2/25/20	79	79

		3,110

Consumer Staples—0.3%
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	44	44
Tranche F, 3.250%, 2/24/21	362	360
Darling International, Inc. Tranche B, 3.250%, 1/6/21	23	23
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	64	65

		492

Energy—0.3%
Fieldwood Energy LLC 3.875%, 9/28/18	86	87
Seadrill Operating LP (Seadrill Partners Finco LLC) Tranche B 4.000%, 2/21/21	335	333

		420

Financials—0.2%
Delos Finance S.A.R.L 3.500%, 3/6/21	208	208

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
RPI Finance Trust Tranche B-3, 3.250%, 11/9/18	$120	$121

		329

Health Care—0.8%
Community Health Systems, Inc. (CHS) Tranche D, 4.250%, 1/27/21	21	21
Davita Healthcare Partners, Inc. 3.500%, 6/24/21	101	102
Envision Healthcare Corp. (aka Emergency Medical Services Corp.) 4.000%, 5/25/18	100	100
Hologic, Inc. Tranche B 3.250%, 8/1/19	365	365
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	74	73
Quintiles Transnational Corp. Tranche B-3, 3.750%, 6/8/18	235	235
Salix Pharmaceuticals Ltd. 4.250%, 1/2/20	55	55
Valeant Pharmaceuticals International, Inc. Series D2, Tranche B, 3.750%, 2/13/19	163	163

		1,114

Industrials—0.9%
Alliant Techsystems, Inc. Tranche B, 4.250%, 11/2/20	180	181
American Airlines, Inc. Tranche B, 3.750%, 6/27/19	381	382
AWAS Finance Luxembourg SA 3.500%, 7/16/18	139	139
Nortek, Inc. 0.000%, 10/30/20(8)	48	48
Trans Union LLC 4.000%, 4/9/21	186	186

	PAR VALUE	VALUE
Industrials (continued)
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	$158	$158
0.000%, 6/4/21(8)	67	67
WireCo Worldgroup, Inc. 6.000%, 2/15/17	34	34

		1,195

Information Technology—0.6%
Avago Technologies 3.750%, 5/6/21	259	260
AZ Chem US, Inc. 3.500%, 6/11/21	45	46
Genpact Ltd. 3.500%, 8/30/19	47	47
Go Daddy Operating Co. LLC 4.750%, 5/13/21	64	63
Infor (U.S.), Inc. Tranche B-5, 3.750%, 6/3/20	174	173
Kronos, Inc. First Lien, 4.500%, 10/30/19	7	7
Sungard Availability Services Capital, Inc. Tranche B, 6.000%, 3/29/19	175	174

		770

Materials—0.1%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 3.750%, 6/28/19	77	77

Telecommunication Services—0.3%
Level 3 Financing, Inc. Tranche B, 4.000%, 1/15/20	127	127
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	294	294

		421

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—0.3%
NRG Energy, Inc. 2.750%, 7/1/18	$398		$398
TOTAL LOAN AGREEMENTS (Identified Cost $8,307)			8,326
PREFERRED STOCK(2)—0.3%
	SHARES
Financials—0.3%
JPMorgan Chase & Co.
Series V, 5.000%	80	(9)	79
Wells Fargo & Co. Series K, 7.980%	325	(9)	370
TOTAL PREFERRED STOCK (Identified Cost $451)			449
TOTAL LONG TERM INVESTMENTS—99.1%(11)
(Identified Cost $133,288)			135,074
SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
Fidelity Money Market Portfolio – Institutional Shares (Seven-day effective yield 0.090%)	1,904,021		1,904
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,904)			1,904
TOTAL INVESTMENTS—100.5% (Identified Cost $135,192)			136,978	(1)
Other assets and liabilities, net—(0.5)%			(688)

NET ASSETS—100.0%			$136,290

Abbreviations:

FDIC	FederalDeposit Insurance Corporation
FHLMC	FederalHome Loan Mortgage Corporation (“Freddie Mac”).
FNMA	FederalNational Mortgage Association (“Fannie Mae”).
GNMA	GovernmentNational Mortgage Association (“Ginnie Mae”)
REIT	RealEstate Investment Trust
REMIC	RealEstate Mortgage Investment Conduit

Foreign Currency:

AUD	Australian Dollar
CLP	Chilean Peso
NZD	New Zealand Dollar

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information : For tax information at June 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $40,548 or 29.8% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)	This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after June 30, 2014, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(9)	Value shown as par value.
(10)	Amount is less than $500.
(11)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

See Notes to Financial Statements

VIRTUS LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

Country Weightings†
United States	85%
Australia	1
Bermuda	1
Brazil	1
Luxembourg	1
Netherlands	1
Turkey	1
Other	9
Total	100%

†	% of total investments as of June 30, 2014

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$29,534	$—	$29,534
Corporate Bonds and Notes	44,329	—	44,329
Foreign Government Securities	1,864	—	1,864
Loan Agreements	8,326	—	8,326
Mortgage-Backed Securities	45,358	—	45,358
Municipal Bonds	592	—	592
U.S. Government Securities	4,701	—	4,701
Equity Securities:
Preferred Stock	370	—	370
Short-Term Investments	1,904	1,904	—

Total Investments	$136,978	$1,904	$135,074

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 during the period.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—96.7%
Alabama—2.9%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$500	$517
5.000%, 12/1/25	1,000	1,126
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	4,000	4,068

		5,711

Arizona—2.3%
City of Mesa, Excise Tax Revenue, 5.000%, 7/1/27	500	552
Northern Arizona University,
Speed-Stimulus Plan Economic Development 5.000%, 8/1/24	1,115	1,306
Speed-Stimulus Plan Economic Development 5.000%, 8/1/25	2,290	2,659

		4,517

California—3.2%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) (Pre-refunded 10/1/14 @ $100) 5.500%, 10/1/18	1,535	1,555
Sacramento Municipal Utility District, Cosumnes Project, (NATL Insured) 5.125%, 7/1/29	2,000	2,142
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23	150	151
5.000%, 2/1/24	1,500	1,785
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	500	577

		6,210

	PAR VALUE	VALUE
Colorado—4.9%
Public Authority For Colorado Energy, Natural Gas Purchase,
6.125%, 11/15/23	$2,135	$2,591
6.250%, 11/15/28	2,250	2,763
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33	650	745
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29	665	301
University of Colorado, Enterprise System,
Series A 5.625%, 6/1/22	1,650	1,959
5.000%, 6/1/24	1,000	1,148

		9,507

Connecticut—2.5%
City of Hartford,
Series A 5.000%, 4/1/27	1,650	1,875
Series B 5.000%, 4/1/27	1,000	1,136
Connecticut State Health & Educational Facility Authority Series E 5.000%, 7/1/25	1,500	1,734

		4,745

Delaware—2.3%
State of Delaware 5.000%, 7/1/17	4,000	4,525

District of Columbia—2.3%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail, Second Lien Series C (AGC Insured) 0.000%, 10/1/41	4,000	4,421

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Florida—5.0%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	$1,050	$1,198
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23	1,265	1,505
Miami-Dade County Expressway Authority Series A 5.000%, 7/1/20	1,000	1,177
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	1,000	1,076
Aviation, Series B 5.000%, 10/1/24	2,425	2,779
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,020

		9,755

Georgia—2.6%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28	1,500	1,744
DeKalb County, Water & Sewer, Series A 5.250%, 10/1/26	2,750	3,201

		4,945

Idaho—0.8%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29	1,500	1,599

Illinois—8.7%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31	1,775	1,823

	PAR VALUE	VALUE
Illinois (continued)
City of Chicago,
O’Hare International Airport, Passenger Facilities Charge, Series A 5.000%, 1/1/20	$750	$878
O’Hare International Airport, Customer Facilities Charge, Senior Lien 5.000%, 1/1/21	1,250	1,419
Wastewater Transmission, Second Lien 5.000%, 1/1/22	1,000	1,143
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	456
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26	1,000	625
State Development Finance Authority, DePaul University, Series C 5.625%, 10/1/20	1,000	1,013
State Finance Authority,
KishHealth System, 4.750%, 10/1/18	700	749
Loyola University, Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,000
University of Chicago, Series A (Pre-refunded 7/1/14 @ $100) 5.000%, 7/1/26	1,000	1,000
Rush University Medical Center, Series A 7.250%, 11/1/38	1,050	1,235
State Toll Highway Authority, Series A-1 (AGM Insured) 5.000%, 1/1/21	3,050	3,309

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Illinois (continued)
University of Illinois, Auxiliary Facilities System
Series A 5.500%, 4/1/31	$1,540	$1,745
Series A 5.125%, 4/1/36	500	540

		16,935

Indiana—4.2%
Indiana University,
(AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17	1,055	1,075
Series A 5.250%, 6/1/23	1,320	1,544
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19	2,500	2,889
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24	2,535	2,661

		8,169

Iowa—1.3%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27	2,250	2,577

Louisiana—2.4%
City of New Orleans la Sewerage Service Revenue
5.000%, 6/1/19	500	572
5.000%, 6/1/20	550	632
Stadium & Exposition District,
Series A 5.000%, 7/1/24	1,000	1,154
Series A 5.000%, 7/1/25	1,000	1,136

	PAR VALUE	VALUE
Louisiana (continued)
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, 5.000%, 12/1/21	$1,000	$1,158

		4,652

Maine—1.9%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26	1,000	1,108
General Airport Revenue, 5.000%, 7/1/29	580	626
General Airport Revenue, 5.000%, 7/1/30	770	827
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	1,000	1,128

		3,689

Maryland—4.8%
City of Baltimore, Convention Center, Sr. Series A
(XLCA Insured) 5.250%, 9/1/22	400	420
(XLCA Insured) 5.250%, 9/1/23	1,500	1,568
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System, Series A 6.750%, 7/1/29	2,015	2,476
5.000%, 7/1/32	250	268
State of Maryland Series B 4.500%, 8/1/21	3,945	4,655

		9,387

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Massachusetts—5.4%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	$1,000	$1,214
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,744
Commonwealth of Massachusetts Series A 5.000%, 4/1/18	4,000	4,603
Commonwealth School Building Authority, Series B 5.000%, 8/15/20	1,500	1,791
Massachusetts Water Pollution Abatement Trust 5.000%, 8/1/19	1,000	1,182

		10,534

Michigan—0.7%
Royal Oak Hospital Finance Authority William Beaumont Hospital 5.000%, 9/1/19	200	231
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,139

		1,370

Missouri—4.8%
Clarence Cannon Wholesale Water Commission, Series A (NATL Insured) 5.000%, 5/15/17	1,000	1,042
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,232
Missouri Highway & Transportation Commission First Lien, Series A 5.000%, 5/1/20	5,000	5,970

		9,244

	PAR VALUE	VALUE
Nebraska—0.6%
University of Nebraska – Lincoln, Series A 5.000%, 7/1/22	$1,000	$1,139

Nevada—0.6%
Las Vegas Valley Water District, Series B 5.000%, 6/1/25	1,000	1,160

New Jersey—2.8%
State Economic Development Authority, (AGM Insured) 5.000%, 6/15/22	3,000	3,427
State Housing & Mortgage Finance Agency, Series B 4.375%, 4/1/28	1,915	2,006

		5,433

New York—9.8%
City of New York, Series E-1 6.250%, 10/15/28	1,000	1,189
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	954
(AGC Insured) 6.125%, 1/1/29	500	573
(AMBAC Insured) 5.000%, 1/1/31	470	481
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
Series A 5.500%, 6/15/21	500	583
Series A 5.500%, 6/15/22	1,000	1,164
Series A 5.625%, 6/15/24	1,050	1,231
Series A 5.750%, 6/15/40	4,590	5,252

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York (continued)
Metropolitan Transportation Authority, Seres 08-C 6.250%, 11/15/23	$3,140	$3,733
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,363
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	750	892
Utility Debt Securitization Authority 5.000%, 6/15/26	500	599

		19,014

North Dakota—0.7%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27	1,330	1,361

Ohio—2.9%
New Albany Community Authority, Series C 5.000%, 10/1/24	1,250	1,423
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39	1,000	1,035
State of Ohio,
5.000%, 10/1/20	465	553
5.000%, 10/1/21	1,080	1,293
5.000%, 10/1/22	1,135	1,366

		5,670

Oklahoma—0.7%
State Turnpike Authority, Second Sr. Series B 5.000%, 1/1/29	1,250	1,427

	PAR VALUE	VALUE
Pennsylvania—3.1%
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	$2,000	$2,190
Sub-Series B2 0.000%, 12/1/34	1,750	1,809
Sub-Series E 0.000%, 12/1/38	2,000	2,028

		6,027

South Carolina—1.2%
City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	1,000	1,158
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28	1,020	1,164

		2,322

Tennessee—0.6%
Tennessee Housing Development Agency
Series 1-C 2.050%, 7/1/20	725	728
Series 1-C 2.300%, 1/1/21	430	431

		1,159

Texas—10.7%
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23	3,000	3,084
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,067
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33	750	864

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Texas (continued)
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37	$2,000	$2,316
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35	2,450	3,104
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20	1,000	1,181
Southmost Regional Water Authority,
Desalination Plant Project, (AGM Insured) 5.000%, 9/1/23	1,085	1,241
Desalination Plant Project, (AGM Insured)(AGM Insured) 5.000%, 9/1/25	1,015	1,141
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250%, 12/15/26	1,580	1,919
State Municipal Gas Acquisition & Supply Corp. II, Series C 0.842%, 9/15/14(2)	3,000	2,586
Ysleta Independent School District, Series A(PSF Guaranteed) 4.000%, 8/15/25	1,140	1,259

		20,762
TOTAL MUNICIPAL BONDS
(Identified Cost $177,899)		187,966
TOTAL LONG TERM INVESTMENTS—96.7%
(Identified Cost $177,899)		187,966

	SHARES	VALUE
SHORT-TERM INVESTMENTS—2.8%
Money Market Mutual Funds—2.8%
BlackRock Liquidity Funds MuniCash Portfolio –Insitutional Shares (seven-day effective yield 0.010%)	5,361,939	$5,362
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,362)		5,362
TOTAL INVESTMENTS—99.5% (Identified Cost $183,261)		193,328	(1)
Other assets and liabilities, net—0.5%		1,048

NET ASSETS—100.0%		$194,376

Abbreviations:

AGC	AssuredGuaranty Corp.
AGM	AssuredGuaranty Municipal Corp.
AMBAC	AmericanMunicipal Bond Assurance Corp.
FGIC	FinancialGuaranty Insurance Company
NATL	NationalPublic Finance Guarantee Corp.
PSF	PermanentSchool Fund
XLCA	XL Capital Assurance

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at June 30, 2014, see Note 9 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2014.
(3)	At June 30, 2014, 24% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

See Notes to Financial Statements

VIRTUS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2014 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs
Debt Securities:
Municipal Bonds	$187,966	$—	$187,966
Equity Securities:
Short-Term Investments	5,362	5,362	—

Total Investments	$193,328	$5,362	$187,966

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 during the period.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Emerging Markets Opportunities Fund	Insight Government Money Market Fund
Assets
Investment in securities at value(1)(3)(4)	$8,163,103	$843,617
Foreign currency at value(2)	23,600	—
Receivables
Investment securities sold	25,343	216
Fund shares sold	24,601	—	(5)
Dividends and interest receivable	18,855	188
Tax reclaims	24	—
Prepaid Trustee retainer	40	4
Prepaid expenses	183	53

Total assets	8,255,749	844,078

Liabilities
Cash overdraft	1,873	2
Payables
Fund shares repurchased	7,411	—	(5)
Investment securities purchased	4,727	—
Collateral on securities loaned	25,512	—
Foreign capital gain taxes payable	1,097	—
Dividend distributions	—	5
Investment advisory fee	6,294	5
Distribution and service fees	410	—
Administration fee	813	25
Transfer agent fees and expenses	2,301	3
Professional fees	61	17
Other accrued expenses	916	—

Total liabilities	51,415	57

Net Assets	$8,204,334	$844,021

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$7,523,190	$844,022
Accumulated undistributed net investment income (loss)	31,025	—	(5)
Accumulated undistributed net realized gain (loss)	(29,315)	(1)
Net unrealized appreciation (depreciation) on investments	679,434	—

Net Assets	$8,204,334	$844,021

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.37	$1.00
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	658,416,405	788,318,772
Net Assets	$6,829,138	$788,294
Class A
Net asset value (net assets/shares outstanding) per share	$10.05	$1.00
Maximum offering price per share(6)	$10.66	$1.00
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	114,920,288	55,706,144
Net Assets	$1,154,802	$55,727
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$9.83	$—
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	22,416,051	—
Net Assets	$220,394	$—

(1) Investments in securities at cost	$7,481,728	$843,617
(2) Foreign currency at cost	$24,395	$—
(3) Market value of securities on loan	$24,935	$—
(4) Investments in securities at value include repurchase agreements totaling $299,975 for the Insight Government Money Market Fund.
(5) Amount is less than $500.
(6) For Equity Funds maximum offering price per share is NAV/(1-5.75%). (See Note 1 in the Notes to Financial Statements for further information.)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Insight Money Market Fund		Insight Tax-Exempt Money Market Fund
Assets
Investment in securities at value(1)(2)	$321,459		$146,141
Cash	1		—	(3)
Receivables
Fund shares sold	81		—	(3)
Receivable from adviser	—		8
Dividends and interest receivable	86		7
Prepaid Trustee retainer	2		1
Prepaid expenses	69		24

Total assets	321,698		146,181

Liabilities
Payables
Fund shares repurchased	43		—	(3)
Dividend distributions	1		1
Investment advisory fee	4		—
Distribution and service fees	—	(3)	3
Administration fee	11		4
Transfer agent fees and expenses	16		—	(3)
Trustees’ fee and expenses	—	(3)	—	(3)
Professional fees	16		16
Other accrued expenses	—		2

Total liabilities	91		26

Net Assets	$321,607		$146,155

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$321,607		$146,157
Accumulated undistributed net realized gain (loss)	—	(3)	(2)

Net Assets	$321,607		$146,155

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$1.00		$1.00
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	114,703,786		78,814,365
Net Assets	$114,736		$78,879
Class A
Net asset value (net assets/shares outstanding) per share	$1.00		$1.00
Maximum offering price per share	$1.00		$1.00
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	206,918,239		67,346,516
Net Assets	$206,871		$67,276

(1) Investments in securities at cost	$321,459		$146,141
(2) Investments in securities at value include repurchase agreements totaling $84,399 for the Insight Money Market Fund.
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2014 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Low Duration Income Fund	Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)	$136,978	$193,328
Cash	56	—
Receivables
Investment securities sold	70	—
Fund shares sold	450	384
Dividends and interest receivable	812	2,266
Prepaid trustee retainer	1	1
Prepaid expenses	39	36

Total assets	138,406	196,015

Liabilities
Payables
Fund shares repurchased	907	187
Investment securities purchased	1,046	1,197
Dividend distributions	30	83
Investment Advisory fee	45	48
Distribution and service fees	32	42
Administration fee	13	21
Transfer Agent fees and expenses	22	33
Professional fees	19	21
Other accrued expenses	2	7

Total liabilities	2,116	1,639

Net Assets	$136,290	$194,376

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$137,747	$184,326
Accumulated undistributed net investment income (loss)	100	12
Accumulated undistributed net realized gain (loss)	(3,343)	(29)
Net unrealized appreciation (depreciation) on investments	1,786	10,067

Net Assets	$136,290	$194,376

Class I
Net asset value (net assets/shares outstanding) and offering price per share	$10.97	$11.32
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	6,003,133	6,682,115
Net Assets	$65,845	$75,671
Class A
Net asset value (net assets/shares outstanding) per share	$10.97	$11.33
Maximum offering price per share(3)	$11.28	$11.65
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	3,788,104	7,973,218
Net Assets	$41,568	$90,302
Class C
Net asset value (net assets/shares outstanding) and offering price per share	$10.98	$11.33
Shares of beneficial interest outstanding, par value $0.001, unlimited authorization	2,631,088	2,507,203
Net Assets	$28,877	$28,403

(1) Investments in securities at cost	$135,192	$183,261
(2) Amount is less than $500.
(3) For the Fixed Income Funds maximum offering price per share ranges from NAV/(1–2.25%). (See Note 1 in the Notes to Financial Statements for further information.)

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

(Reported in thousands)

	Emerging Markets Opportunities Fund	Insight Government Money Market Fund
Investment Income
Dividends	$105,111	$2
Interest	—	320
Security lending	53	—
Foreign taxes withheld	(3,444)	—

Total investment income	101,720	322

Expenses
Investment advisory fee	35,514	460
Distribution fees, Class I	1,545	205
Distribution and service fees, Class A	1,303	106
Distribution and service fees, Class C	1,017	—
Administration fee	4,445	118
Transfer agent fee and expenses	6,629	28
Custodian fees	1,509	8
Printing fees and expenses	297	4
Professional fees	54	17
Registration fees	175	17
Trustees’ fees and expenses	153	20
Miscellaneous expenses	176	67

Total expenses	52,817	1,050
Less expenses reimbursed by investment adviser and/(or) distributor	(1,545)	(772)

Net expenses	51,272	278

Net investment income (loss)	50,448	44

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(13,900)	(1)
Net realized gain (loss) on foreign currency transactions	(156)	—
Net change in unrealized appreciation (depreciation) on investments	660,768	—
Net change in unrealized appreciation (depreciation) on foreign currency translation	(792)	—
Net change in foreign taxes on unrealized capital gains	4,976	—

Net gain (loss) on investments	650,896	(1)

Net increase (decrease) in net assets resulting from operations	$701,344	$43

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

(Reported in thousands)

	Insight Money Market Fund		Insight Tax-Exempt Money Market Fund
Investment Income
Dividends	$7		$—
Interest	229		34

Total investment income	236		34

Expenses
Investment advisory fee	192		90
Distribution fees, Class I	38		17
Distribution and service fees, Class A	340		125
Administration fee	62		17
Transfer agent fee and expenses	43		4
Custodian fees	6		2
Printing fees and expenses	3		1
Professional fees	14		13
Registration fees	17		14
Trustees fee and expenses	7		3
Miscellaneous expenses	42		5

Total expenses	764		291
Less expenses reimbursed by investment adviser and/(or) distributor	(545)		(264)

Net expenses	219		27

Net investment income (loss)	17		7

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	—	(1)	—	(1)

Net gain (loss) on investments	—	(1)	—	(1)

Net increase (decrease) in net assets resulting from operations	$17		$7

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF OPERATIONS (Continued)

SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

(Reported in thousands)

	Low Duration Income Fund		Tax-Exempt Bond Fund
Investment Income
Dividends	$1		$—
Interest	1,956		3,607

Total investment income	1,957		3,607

Expenses
Investment advisory fee	359		439
Distribution fees, Class I	16		20
Distribution and service fees, Class A	50		110
Distribution and service fees, Class C	134		144
Administration fee	77		117
Transfer Agent fee and expenses	77		106
Custodian fees	2		2
Printing fees and expenses	4		7
Professional fees	17		16
Registration fees	21		22
Trustees’ fees and expenses	2		4
Miscellaneous expenses	4		7

Total expenses	763		994
Less expenses reimbursed by investment adviser and/(or) distributor	(122)		(155)

Net expenses	641		839

Net investment income (loss)	1,316		2,768

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	8		1,181
Net realized gain (loss) on foreign currency transactions	—	(1)	—
Net change in unrealized appreciation (depreciation) on investments	1,588		6,295
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(1)	—

Net gain (loss) on investments	1,596		7,476

Net increase (decrease) in net assets resulting from operations	$2,912		$10,244

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

	Emerging Markets Opportunities Fund		Insight Government Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$50,448	$82,671	$44	$114
Net realized gain (loss)	(14,056)	109,833	(1)	—
Net change in unrealized appreciation (depreciation)	664,952	(815,505)	—	—

Increase (decrease) in net assets resulting from operations	701,344	(623,001)	43	114

From Distributions to Shareholders
Net investment income, Class I	(20,756)	(72,322)	(41)	(107)
Net investment income, Class A	(2,390)	(9,692)	(3)	(7)
Net investment income, Class C	—	(695)	—	—
Net realized short-term gains, Class I	—	—	—	(1)
Net realized short-term gains, Class A	—	—	—	— (1)
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class I	(59,674)	(1,355)	—	—
Net realized long-term gains, Class A	(10,470)	(239)	—	—
Net realized long-term gains, Class C	(2,042)	(48)	—	—

Decrease in net assets from distributions to shareholders	(95,332)	(84,351)	(44)	(115)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	(35,231)	1,590,726	(195,516)	(231,968)
Change in net assets from share transactions, Class A	(26,176)	(8,823)	(7,494)	(19,938)
Change in net assets from share transactions, Class C	(12,501)	33,131	—	—

Increase (decrease) in net assets from share transactions	(73,908)	1,615,034	(203,010)	(251,906)

Net increase (decrease) in net assets	532,104	907,682	(203,011)	(251,907)

Net Assets
Beginning of period	7,672,230	6,764,548	1,047,032	1,298,939

End of period	$8,204,334	$7,672,230	$844,021	$1,047,032

Accumulated undistributed net investment income (loss) at end of period	$31,025	$3,723	$— (1)	$—

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Insight Money Market Fund		Insight Tax-Exempt Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$17	$41	$7	$17
Net realized gain (loss)	— (1)	1	— (1)	—
Net change in unrealized appreciation (depreciation)	—	—	—	—

Increase (decrease) in net assets resulting from operations	17	42	7	17

From Distributions to Shareholders
Net investment income, Class I	(7)	(18)	(3)	(9)
Net investment income, Class A	(10)	(23)	(4)	(8)
Net investment income, Class C	—	—	—	—
Net realized short-term gains, Class I	—	— (1)	—	—
Net realized short-term gains, Class A	—	(1)	—	—
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class I	—	—	—	—
Net realized long-term gains, Class A	—	—	—	—
Net realized long-term gains, Class C	—	—	—	—

Decrease in net assets from distributions to shareholders	(17)	(42)	(7)	(17)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	(33,916)	(85,315)	166	(14,052)
Change in net assets from share transactions, Class A	(6,376)	(76,663)	(2,012)	(9,179)
Change in net assets from share transactions, Class C	—	—	—	—

Increase (decrease) in net assets from share transactions	(40,292)	(161,978)	(1,846)	(23,231)

Net increase (decrease) in net assets	(40,292)	(161,978)	(1,846)	(23,231)
Net Assets
Beginning of period	361,899	523,877	148,001	171,232

End of period	$321,607	$361,899	$146,155	$148,001

Accumulated undistributed net investment income (loss) at end of period	$—	$—	$—	$—

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(Reported in thousands)

	Low Duration Income Fund		Tax-Exempt Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,316	$1,960	$2,768	$7,807
Net realized gain (loss)	8	187	1,181	(43)
Net change in unrealized appreciation (depreciation)	1,588	(1,472)	6,295	(20,266)

Increase (decrease) in net assets resulting from operations	2,912	675	10,244	(12,502)

From Distributions to Shareholders
Net investment income, Class I	(707)	(971)	(1,275)	(3,731)
Net investment income, Class A	(400)	(708)	(1,330)	(3,236)
Net investment income, Class C	(165)	(284)	(327)	(683)
Net realized short-term gains, Class I	—	—	—	—
Net realized short-term gains, Class A	—	—	—	—
Net realized short-term gains, Class C	—	—	—	—
Net realized long-term gains, Class I	—	—	—	—
Net realized long-term gains, Class A	—	—	—	—
Net realized long-term gains, Class C	—	—	—	—

Decrease in net assets from distributions to shareholders	(1,272)	(1,963)	(2,932)	(7,650)

From Share Transactions (See Note 5)
Change in net assets from share transactions, Class I	12,277	23,800	(10,226)	(69,883)
Change in net assets from share transactions, Class A	1,616	11,652	(2,278)	(45,636)
Change in net assets from share transactions, Class C	3,068	5,590	(1,516)	(8,528)

Increase (decrease) in net assets from share transactions	16,961	41,042	(14,020)	(124,047)

Net increase (decrease) in net assets	18,601	39,754	(6,708)	(144,199)
Net Assets
Beginning of period	117,689	77,935	201,084	345,283

End of period	$136,290	$117,689	$194,376	$201,084

Accumulated undistributed net investment income (loss) at end of period	$100	$56	$12	$176

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Opportunities Fund
Class I
1/1/14 to 6/30/14(9)	$9.55	0.07		0.87	0.94	(0.03)	(0.09)	(0.12)	$10.37	9.90	%(8)	$6,829,138	1.32	%(7)	1.37	%(7)	1.42	%(7)	17	%(8)
1/1/13 to 12/31/13	10.31	0.11		(0.76)	(0.65)	(0.11)	— (3)	(0.11)	9.55	(6.32)		6,357,443	1.33		1.38		1.06		31
1/1/12 to 12/31/12	8.70	0.10		1.62	1.72	(0.08)	(0.03)	(0.11)	10.31	19.88		5,352,379	1.35		1.40		0.99		28
1/1/11 to 12/31/11	9.10	0.12		(0.38)	(0.26)	(0.07)	(0.07)	(0.14)	8.70	(2.92)		2,082,147	1.36		1.41		1.34		29
1/1/10 to 12/31/10	7.17	0.10		1.91	2.01	(0.08)	— (3)	(0.08)	9.10	28.15		801,366	1.41		1.46		1.25		33
1/1/09 to 12/31/09	4.90	0.10		2.26	2.36	(0.09)	—	(0.09)	7.17	48.52		232,325	1.47		1.52		1.64		50
Class A
1/1/14 to 6/30/14(9)	$9.26	0.05		0.85	0.90	(0.02)	(0.09)	(0.11)	$10.05	9.76	%(8)	$1,154,802	1.57	%(7)	1.57	%(7)	1.17	%(7)	17	%(8)
1/1/13 to 12/31/13	10.00	0.08		(0.74)	(0.66)	(0.08)	— (3)	(0.08)	9.26	(6.58)		1,097,753	1.58		1.58		0.79		31
1/1/12 to 12/31/12	8.44	0.07		1.57	1.64	(0.05)	(0.03)	(0.08)	10.00	19.62		1,208,195	1.60		1.60		0.78		28
1/1/11 to 12/31/11	8.83	0.09		(0.37)	(0.28)	(0.04)	(0.07)	(0.11)	8.44	(3.13)		474,368	1.61		1.61		1.09		29
1/1/10 to 12/31/10	6.96	0.07		1.86	1.93	(0.06)	— (3)	(0.06)	8.83	27.82		224,015	1.66		1.66		0.87		33
1/1/09 to 12/31/09	4.76	0.08		2.20	2.28	(0.08)	—	(0.08)	6.96	48.12		42,658	1.72		1.72		1.34		50
Class C
1/1/14 to 6/30/14(9)	$9.08	0.02		0.82	0.84	—	(0.09)	(0.09)	$9.83	9.28	%(8)	$220,394	2.32	%(7)	2.32	%(7)	0.41	%(7)	17	%(8)
1/1/13 to 12/31/13	9.82	0.01		(0.72)	(0.71)	(0.03)	— (3)	(0.03)	9.08	(7.21)		217,034	2.33		2.33		0.07		31
1/1/12 to 12/31/12	8.31	—	(3)	1.56	1.56	(0.02)	(0.03)	(0.05)	9.82	18.66		203,974	2.35		2.35		0.01		28
1/1/11 to 12/31/11	8.72	0.03		(0.37)	(0.34)	— (3)	(0.07)	(0.07)	8.31	(3.77)		70,198	2.36		2.36		0.36		29
1/1/10 to 12/31/10	6.90	—	(3)	1.85	1.85	(0.03)	— (3)	(0.03)	8.72	26.88		36,971	2.41		2.41		0.03		33
1/1/09 to 12/31/09	4.72	0.02		2.19	2.21	(0.03)	—	(0.03)	6.90	47.29		4,206	2.49		2.49		0.30		50

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Insight Government Money Market Fund
Class I
1/1/14 to 6/30/14(9)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(8)	$788,294	0.06	%(7)	0.23	%(7)	0.01	%(7)	N/A
1/1/13 to 12/31/13	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		983,812	0.09		0.22		0.01		N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		1,215,780	0.15		0.22		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		1,339,716	0.11		0.22		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.06		122,384	0.23		0.28		0.05		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.30		131,990	0.24		0.29		0.31		N/A
Class A
1/1/14 to 6/30/14(9)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(8)	$55,727	0.06	%(7)	0.53	%(7)	0.01	%(7)	N/A
1/1/13 to 12/31/13	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		63,220	0.09		0.52		0.01		N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		83,159	0.15		0.52		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		72,490	0.12		0.53		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.02		156,216	0.26		0.58		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09		168,054	0.46		0.59		0.09		N/A

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Insight Money Market Fund
Class I
1/1/14 to 6/30/14(9)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(8)	$114,736	0.13	%(7)	0.27	%(7)	0.01	%(7)	N/A
1/1/13 to 12/31/13	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		148,652	0.16		0.26		0.01		N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.03		233,967	0.20		0.26		0.03		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.06		376,475	0.19		0.24		0.08		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.15	(4)	1,536,180	0.19		0.24		0.14		N/A
1/1/09 to 12/31/09	1.00	0.01		—	(3)	0.01		(0.01)		—	(3)	(0.01)		1.00	0.62	(4)	2,054,581	0.23		0.28		0.52		N/A
Class A
1/1/14 to 6/30/14(9)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(8)	$206,871	0.13	%(7)	0.57	%(7)	0.01	%(7)	N/A
1/1/13 to 12/31/13	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		213,247	0.16		0.56		0.01		N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		289,910	0.22		0.56		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		326,702	0.23		0.54		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01	(4)	383,931	0.33		0.54		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.31	(4)	532,034	0.55		0.59		0.26		N/A

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)		Net Realized and Unrealized Gain/(Loss)		Total from Investment Operations		Dividends from Net Investment Income		Distributions from Net Realized Gains		Total Distributions		Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Insight Tax-Exempt Money Market Fund
Class I
1/1/14 to 6/30/14(9)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(8)	$78,879	0.04	%(7)	0.28	%(7)	0.01	%(7)	N/A
1/1/13 to 12/31/13	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		78,713	0.07		0.26		0.01		N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		92,766	0.13		0.26		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		86,601	0.15		0.26		0.02		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.09		604,209	0.19		0.24		0.09		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.36		844,557	0.22		0.27		0.37		N/A
Class A
1/1/14 to 6/30/14(9)	$1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	$1.00	0.01	%(8)	$67,276	0.04	%(7)	0.58	%(7)	0.01	%(7)	N/A
1/1/13 to 12/31/13	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		69,288	0.07		0.56		0.01		N/A
1/1/12 to 12/31/12	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		78,466	0.13		0.57		0.01		N/A
1/1/11 to 12/31/11	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.01		92,796	0.14		0.57		0.01		N/A
1/1/10 to 12/31/10	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—		—	(3)	1.00	0.01		112,608	0.27		0.54		0.01		N/A
1/1/09 to 12/31/09	1.00	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)	1.00	0.09		199,472	0.50		0.57		0.09		N/A

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Low Duration Income Fund
Class I
1/1/14 to 6/30/14(9)	$10.83	0.12	0.14	0.26	(0.12)	—	(0.12)	$10.97	2.41	%(8)	$65,845	0.70	%(7)	0.91	%(7)	2.30	%(7)	23	%(8)
1/1/13 to 12/31/13	10.96	0.24	(0.13)	0.11	(0.24)	—	(0.24)	10.83	1.02		52,790	0.70		0.94		2.18		51
1/1/12 to 12/31/12	10.54	0.26	0.41	0.67	(0.25)	—	(0.25)	10.96	6.40		29,513	0.73	(5)	0.99		2.40		87	(6)
1/1/11 to 12/31/11	10.51	0.31	0.03	0.34	(0.31)	—	(0.31)	10.54	3.25		65,206	0.70		0.93		2.91		47
1/1/10 to 12/31/10	10.21	0.40	0.30	0.70	(0.40)	—	(0.40)	10.51	6.93		60,777	0.70		0.91		3.81		49
1/1/09 to 12/31/09	9.41	0.44	0.80	1.24	(0.44)	—	(0.44)	10.21	13.39		80,733	0.70		0.83		4.46		21
Class A
1/1/14 to 6/30/14(9)	$10.83	0.11	0.14	0.25	(0.11)	—	(0.11)	$10.97	2.29	%(8(	$41,568	0.95	%(7)	1.11	%(7)	2.05	%(7)	23	%(8)
1/1/13 to 12/31/13	10.96	0.21	(0.13)	0.08	(0.21)	—	(0.21)	10.83	0.76		39,436	0.95		1.14		1.93		51
1/1/12 to 12/31/12	10.54	0.23	0.41	0.64	(0.22)	—	(0.22)	10.96	6.14		28,266	0.96	(5)	1.20		2.12		87	(6)
1/1/11 to 12/31/11	10.51	0.28	0.03	0.31	(0.28)	—	(0.28)	10.54	2.99		15,145	0.95		1.13		2.62		47
1/1/10 to 12/31/10	10.20	0.37	0.31	0.68	(0.37)	—	(0.37)	10.51	6.77		10,273	0.95		1.12		3.52		49
1/1/09 to 12/31/09	9.41	0.41	0.79	1.20	(0.41)	—	(0.41)	10.20	13.00		8,176	0.95		1.03		4.08		21
Class C
1/1/14 to 6/30/14(9)	$10.84	0.07	0.14	0.21	(0.07)	—	(0.07)	$10.98	1.91	%(8)	$28,877	1.70	%(7)	1.86	%(7)	1.30	%(7)	23	%(8)
1/1/13 to 12/31/13	10.97	0.13	(0.13)	—	(0.13)	—	(0.13)	10.84	0.01		25,463	1.70		1.89		1.17		51
1/1/12 to 12/31/12	10.54	0.15	0.42	0.57	(0.14)	—	(0.14)	10.97	5.44		20,156	1.71	(5)	1.95		1.38		87	(6)
1/1/11 to 12/31/11	10.51	0.20	0.03	0.23	(0.20)	—	(0.20)	10.54	2.23		13,761	1.70		1.88		1.86		47
1/1/10 to 12/31/10	10.21	0.29	0.30	0.59	(0.29)	—	(0.29)	10.51	5.88		8,138	1.70		1.87		2.76		49
1/1/09 to 12/31/09	9.41	0.34	0.80	1.14	(0.34)	—	(0.34)	10.21	12.26		5,121	1.70		1.78		3.29		21

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class I
1/1/14 to 6/30/14(9)	$10.91	0.17	0.42	0.59	(0.18)	—	(0.18)	$11.32	5.44	%(8)	$75,671	0.60	%(7)	0.79	%(7)	3.10	%(7)	14	%(8)
1/1/13 to 12/31/13	11.62	0.33	(0.71)	(0.38)	(0.33)	—	(0.33)	10.91	(3.33)		82,936	0.60		0.77		2.88		29
1/1/12 to 12/31/12	11.10	0.33	0.52	0.85	(0.33)	—	(0.33)	11.62	7.72		162,094	0.62	(5)	0.79		2.84		35
1/1/11 to 12/31/11	10.38	0.41	0.74	1.15	(0.43)	—	(0.43)	11.10	11.36		94,228	0.57		0.77		3.78		59
1/1/10 to 12/31/10	10.55	0.43	(0.17)	0.26	(0.43)	—	(0.43)	10.38	2.39		47,202	0.60		0.82		3.99		36
1/1/09 to 12/31/09	9.32	0.45	1.23	1.68	(0.45)	—	(0.45)	10.55	18.26		25,394	0.60		0.78		4.46		91
Class A
1/1/14 to 6/30/14(9)	$10.91	0.16	0.43	0.59	(0.17)	—	(0.17)	$11.33	5.31	%(8)	$90,302	0.85	%(7)	0.99	%(7)	2.85	%(7)	14	%(8)
1/1/13 to 12/31/13	11.62	0.30	(0.71)	(0.41)	(0.30)	—	(0.30)	10.91	(3.48)		89,303	0.85		0.98		2.66		29
1/1/12 to 12/31/12	11.10	0.30	0.52	0.82	(0.30)	—	(0.30)	11.62	7.45		143,397	0.87	(5)	1.00		2.61		35
1/1/11 to 12/31/11	10.38	0.39	0.74	1.13	(0.41)	—	(0.41)	11.10	10.98		107,873	0.81		0.98		3.62		59
1/1/10 to 12/31/10	10.55	0.40	(0.17)	0.23	(0.40)	—	(0.40)	10.38	2.23		77,853	0.85		1.01		3.74		36
1/1/09 to 12/31/09	9.32	0.43	1.23	1.66	(0.43)	—	(0.43)	10.55	17.96		59,226	0.85		0.98		4.19		91

The footnote legend is at the end of the financial highlights

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(2)	Net Realized and Unrealized Gain/(Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)		Net Assets, End of Period (in thousands)	Ratio of Net Operating Expenses to Average Net Assets		Ratio of Gross Operating Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Tax-Exempt Bond Fund
Class C
1/1/14 to 6/30/14(9)	$10.92	0.12	0.42	0.54	(0.13)	—	(0.13)	$11.33	4.92	%(8)	$28,403	1.60	%(7)	1.74	%(7)	2.10	%(7)	14	%(8)
1/1/13 to 12/31/13	11.63	0.22	(0.72)	(0.50)	(0.21)	—	(0.21)	10.92	(4.29)		28,845	1.60		1.73		1.92		29
1/1/12 to 12/31/12	11.10	0.21	0.54	0.75	(0.22)	—	(0.22)	11.63	6.74		39,792	1.62	(5)	1.75		1.86		35
1/1/11 to 12/31/11	10.38	0.31	0.74	1.05	(0.33)	—	(0.33)	11.10	10.15		28,641	1.54		1.70		2.91		59
1/1/10 to 12/31/10	10.56	0.32	(0.18)	0.14	(0.32)	—	(0.32)	10.38	1.37		17,809	1.60		1.77		2.96		36
1/1/09 to 12/31/09	9.33	0.35	1.23	1.58	(0.35)	—	(0.35)	10.56	17.18		6,175	1.60		1.72		3.33		91

Footnote Legend:

(1)	Sales charges, where applicable, are not reflected in total return calculation.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	The Insight Money Market Fund received $3,642 for 2009 and $316 for 2010 (in thousands) in distributions from the Tyco International Ltd. Securities Litigation Settlement proceeds. If these proceeds had not been received, the total return would have been lower by 0.11% and 0.07% for Class I and Class A, respectively for 2009 and 0.02% for Class I for 2010.
(5)	Includes extraordinary expenses.
(6)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind.
(7)	Annualized.
(8)	Not annualized.
(9)	Unaudited.

See Notes to Financial Statements

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

Note 1. Organization

Virtus Insight Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of six diversified funds each having a distinct investment objective outlined below.

Each Fund Seeks to Provide
Emerging Markets Opportunities Fund	Capital appreciation.
Insight Government Money Market Fund	As high a level of current income from government obligations as is consistent with preservation of capital and liquidity.
Insight Money Market Fund	As high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.
Insight Tax-Exempt Money Market Fund	As high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.
Low Duration Income Fund	A high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Tax-Exempt Bond Fund	A high level of current income that is exempt from federal income tax.

There is no guarantee that a Fund will achieve its objective.

All of the Funds offer Class I shares and Class A shares. All the Funds with the exception of the Money Market Funds offer Class C shares.

Class A shares of the Emerging Markets Opportunities Fund are sold with a front-end sales charge of up to 5.75% with some exceptions. The Class A shares of the Low Duration Income Fund are sold with a front-end sales charge of 2.25% with some exceptions and the Class A shares of Tax-Exempt Bond Fund are sold with a front-end sales charge of 2.75% with some exceptions. Class A shares of the Money Market Funds are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a sales charge.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

fees under a Board approved Rule 12b-1 and/or shareholder service plan and has exclusive voting rights with respect to such plan(s). Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board,” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds (“ETFs”) and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method.

Dividend income from REIT investments is recorded using Management’s estimate of the income included in distributions received from such investments; distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2014, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. For the Money Market Funds and the Fixed Income Funds, income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations, that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear a Fund’s pro-rata expenses of underlying mutual funds in which a Fund invests.

F.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Repurchase Agreements

Certain Funds invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through Bank of New York Mellon, its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

In December 2011, the Financial Accounting Standards Board issued guidance which requires funds to disclose additional information about offsetting and related arrangements for assets and liabilities that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

At June 30, 2014, repurchase agreements on a gross basis are as follows:

	Insight Government Money Market Fund	Insight Money Market Fund
	Assets	Assets
Repurchase agreements:
Total gross amounts in Statement of Assets and Liabilities	$299,975	$84,399
Repurchase agreements not subject to offset under master netting agreements	—
Total gross amounts of assets and liabilities subject to offset	299,975	84,399
Collateral Amount Pledged/(Received)	(299,975)	(84,399)

Net Amount	$—	$—

H.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

I.	When-Issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.	Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade, often involve borrowers that are

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At June 30, 2014, all loan agreements held by the Funds are assignment loans.

K.	Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

At June 30, 2014, the following Funds had securities on loan ($ reported in thousands):

	Market Value	Cash Collateral

Emerging Markets Opportunities Fund	$24,935	$25,512

Note 3. Investment Advisory Fee and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the Adviser to the Trust. The Adviser manages the Funds’ investment program and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Tax-Exempt Bond Fund	0.45%

		First $1 Billion	$1+ Billion
Emerging Markets Opportunities Fund		1.00%	0.95%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion

Low Duration Income Fund	0.55%	0.50%	0.45%

As compensation for its services to the Insight Government Money Market Fund, the Insight Money Market Fund and the Insight Tax-Exempt Money Market Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of each Fund’s average daily net assets: 0.14% of each Fund’s first $100 million of net assets, plus 0.10% of each Fund’s remaining net assets. The Adviser may from time to time temporarily waive all or a portion of its advisory fee in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. The Subadvisers and the Fund(s) they serve are as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	Vontobel(2)
Insight Government Money Market Fund	BMO AM(1)
Insight Money Market Fund	BMO AM(1)
Insight Tax-Exempt Money Market Fund	BMO AM(1)
Low Duration Income Fund	NF(3)(4)
Tax-Exempt Bond Fund	NF(3)(4)

(1)	BMO Asset Management Corp. (“BMO AM”)
(2)	Vontobel Asset Management, Inc. (“Vontobel”)
(3)	Newfleet Asset Management LLC (“NF”)
(4)	An indirect wholly-owned subsidairy of Virtus.

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NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

C.	Expense Limits and Fee Waivers

The Adviser has voluntarily agreed to limit certain Fund’s operating expenses (excluding interest, taxes, extraordinary expenses, front-end or contingent deferred loads, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses), so that such expenses do not exceed the following percentages of average annual net assets for the following Funds:

The Adviser may discontinue these voluntary expense caps at any time.

	Class I(1)	Class A	Class C

Low Duration Income Fund	0.75%	0.95%	1.70%
Tax-Exempt Bond Fund	0.65%	0.85%	1.60%

(1)	These percentages do not include the voluntary waiver of the Class I Shares’ shareholder servicing fees of 0.05% for each Fund by VP Distributors, LLC (“VP Distributors”) an indirect wholly-owned subsidiary of Virtus. The Funds’ distributor may discontinue this waiver at any time.

D.	Expense Recapture

The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

	Fiscal Year Ended
	2014	2015	2016	Total

Low Duration Income Fund	$149	$168	$202	$519
Tax-Exempt Bond Fund	274	394	368	1,036

E.	Distributor

($ reported in thousands)

VP Distributors, LLC (“VP Distributors”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended June 30, 2014, it retained net commissions of $57 of Class A Shares and deferred sales charges of $5 and $121 for Class A Shares and Class C Shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under Board-approved 12b-1 and/or shareholder servicing plans, as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class I shares 0.05%(1); Class A shares 0.25%(2); Class C shares 1.00%.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	The Funds’ distributor has voluntarily agreed to waive the Funds’ Class I Shares’ shareholder servicing fee. The distributor may discontinue this voluntary waiver at any time.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

(2)	The Funds’ distributor may from time to time temporarily waive all or a portion of the distribution fees or service fees on Class A shares of the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point). If waived, the distribution and/or service fees may be reinstated at any time.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as Administrator and Transfer Agent to the Funds.

For the period ended June 30, 2014, the Funds incurred administration fees totaling $3,838 which are included in the Statements of Operations. The Administrator may from time to time temporarily waive all or a portion of its administration fee for the Money Market Funds in order to maintain a Fund’s current annualized yield at or above 0.01% (1 basis point).

For the period ended June 30, 2014, the Funds incurred transfer agent fees totaling $6,604 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Trust. The Transfer Agent may from time to time temporarily waive all or a portion of its transfer agent fees.

G.	Affiliated Shareholders

At June 30, 2014, Virtus and its affiliates, BMO Bankcorp (a minority investor in Virtus) and its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Funds, which may be redeemed at any time, that aggregated the following:

	Shares	Aggregate Net Asset Value
Emerging Markets Opportunities Fund,
Class A	34,326	$345
Class I	342,117	3,548
Insight Government Money Market Fund,
Class A	44,555,669	44,556
Class I	659,165,777	659,166
Insight Money Market Fund,
Class A	149,106,377	149,106
Class I	42,266,677	42,267
Insight Tax-Exempt Money Market Fund,
Class A	63,825,894	63,826
Class I	54,320,250	54,320
Low Duration Income Fund,
Class I	1,192,940	13,087
Tax-Exempt Bond Fund,
Class I	13,693	155

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities for all Funds except the Money Market Funds (excluding U.S. Government and agency securities, and short-term securities) during the period ended June 30, 2014, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$1,227,010	$1,422,668
Low Duration Income Fund	36,937	17,889
Tax-Exempt Bond Fund	26,511	40,558

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended June 30, 2014, were as follows:

Low Duration Income Fund	$11,177	$11,472

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Note 5. Capital Share Transactions

(Reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Emerging Markets Opportunities Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	120,067	$1,154,243	473,735	$4,812,190
Reinvestment of distributions	6,826	70,175	5,964	56,093
Shares repurchased	(133,930)	(1,259,649)	(333,259)	(3,277,557)

Net Increase / (Decrease)	(7,037)	$(35,231)	146,440	$1,590,726

Class A
Sale of shares	20,034	$189,253	58,961	$582,255
Reinvestment of distributions	1,205	12,005	1,008	9,195
Shares repurchased	(24,860)	(227,434)	(62,297)	(600,273)

Net Increase / (Decrease)	(3,621)	$(26,176)	(2,328)	$(8,823)

Class C
Sale of shares	2,248	$20,882	8,588	$84,025
Reinvestment of distributions	182	1,779	72	642
Shares repurchased	(3,925)	(35,162)	(5,525)	(51,536)

Net Increase / (Decrease)	(1,495)	$(12,501)	3,135	$33,131

	Insight Government Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	446,456	$446,456	1,086,880	$1,086,880
Reinvestment of distributions	6	6	12	12
Shares repurchased	(641,978)	(641,978)	(1,318,860)	(1,318,860)

Net Increase / (Decrease)	(195,516)	$(195,516)	(231,968)	$(231,968)

Class A
Sale of shares	77,317	$77,317	182,036	$182,036
Reinvestment of distributions	2	2	5	5
Shares repurchased	(84,813)	(84,813)	(201,979)	(201,979)

Net Increase / (Decrease)	(7,494)	$(7,494)	(19,938)	$(19,938)

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

	Insight Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	428,359	$428,359	657,330	$657,330
Reinvestment of distributions	2	2	4	4
Shares repurchased	(462,277)	(462,277)	(742,649)	(742,649)

Net Increase / (Decrease)	(33,916)	$(33,916)	(85,315)	$(85,315)

Class A
Sale of shares	294,480	$294,480	785,411	$785,411
Reinvestment of distributions	9	9	21	21
Shares repurchased	(300,865)	(300,865)	(862,095)	(862,095)

Net Increase / (Decrease)	(6,376)	$(6,376)	(76,663)	$(76,663)

	Insight Tax-Exempt Money Market Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	92,646	$92,646	170,882	$170,882
Reinvestment of distributions	— (1)	— (1)	— (1)	— (1)
Shares repurchased	(92,480)	(92,480)	(184,934)	(184,934)

Net Increase / (Decrease)	166	$166	(14,052)	$(14,052)

Class A
Sale of shares	68,192	$68,192	204,794	$204,794
Reinvestment of distributions	3	3	6	6
Shares repurchased	(70,207)	(70,207)	(213,979)	(213,979)

Net Increase / (Decrease)	(2,012)	$(2,012)	(9,179)	$(9,179)

(1)	Amount less than 500.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

	Low Duration Income Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Sale of shares	2,187	$23,813	4,577	$49,762
Reinvestment of distributions	55	598	67	732
Shares repurchased	(1,113)	(12,134)	(2,463)	(26,694)

Net Increase / (Decrease)	1,129	$12,277	2,181	$23,800

Class A
Sale of shares	775	$8,472	2,789	$30,417
Reinvestment of distributions	33	365	61	658
Shares repurchased	(661)	(7,221)	(1,788)	(19,423)

Net Increase / (Decrease)	147	$1,616	1,062	$11,652

Class C
Sale of shares	925	$10,108	1,400	$15,245
Reinvestment of distributions	11	122	19	209
Shares repurchased	(656)	(7,162)	(907)	(9,864)

Net Increase / (Decrease)	280	$3,068	512	$5,590

	Tax-Exempt Bond Fund
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	SHARES	AMOUNT	SHARES	AMOUNT

Class I
Sale of shares	890	$9,937	3,834	$43,947
Reinvestment of distributions	87	978	245	2,750
Shares repurchased	(1,895)	(21,141)	(10,427)	(116,580)

Net Increase / (Decrease)	(918)	$(10,226)	(6,348)	$(69,883)

Class A
Sale of shares	635	$7,105	2,009	$23,082
Reinvestment of distributions	102	1,141	251	2,815
Shares repurchased	(946)	(10,524)	(6,415)	(71,533)

Net Increase / (Decrease)	(209)	$(2,278)	(4,155)	$(45,636)

Class C
Sale of shares	253	$2,821	423	$4,856
Reinvestment of distributions	23	262	48	541
Shares repurchased	(411)	(4,599)	(1,252)	(13,925)

Net Increase / (Decrease)	(135)	$(1,516)	(781)	$(8,528)

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Note 6. 10% Shareholders

As of June 30, 2014, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts

Emerging Markets Opportunities Fund	33%	2
Insight Government Money Market	92	2	*
Insight Money Market	73	4	*
Insight Tax-Exempt Money Market	84	3	*
Low Duration Income Fund	12	1

*	Includes affiliated shareholder accounts.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At June 30, 2014, the Fund listed below held securities issued by various companies in specific sectors or countries as detailed below:

Fund	Sector	Percentage of Total Investments
Emerging Markets Opportunities Fund	Consumer Staples	34%
Emerging Markets Opportunities Fund	Financials	27

Note 8. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where the Fund’s subadviser determines that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2014, the Funds did not hold any securities that were both illiquid and restricted.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

Note 9. Federal Income Tax Information

($ reported in thousands except as noted)

At June 30, 2014, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$7,493,740	$979,690	$(310,327)	$669,363
Insight Government Money Market Fund	843,617	—	—	—
Insight Money Market Fund	321,459	—	—	—
Insight Tax-Exempt Money Market Fund	146,141	—	—	—
Low Duration Income Fund	135,192	2,235	(449)	1,786
Tax-Exempt Bond Fund	183,261	11,073	(1,006)	10,067

Certain Funds have capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring December 31
	2014	2015	2017	No Expiration	Total

Insight Tax-Exempt Money Market Fund	$—	$—	$2	$—	$2
Low Duration Income Fund	823	1,171	1,169	168	3,331
Tax-Exempt Bond Fund	—	—	673	—	673

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

VIRTUS INSIGHT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

JUNE 30, 2014 (Unaudited)

Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Note 10. Indemnifications

Under the Trust’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 11. Subsequent Event Evaluation

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are subsequent events that require recognition or disclosure in the financial statements.

On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Insight Government Money Market Fund, the Insight Money Market Fund, and the Insight Tax-Exempt Money Market Fund operations and return potential.

VIRTUS INSIGHT TRUST

101 Munson Street

Greenfield, MA 01301

Trustees

George R. Aylward

Leroy Keith, Jr.

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Vice President and Chief Compliance Officer

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl St.

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Telephone Orders 1-800-367-5877

Text Telephone 1-800-243-1926

Web site Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative, or

contact us at 1-800-243-1574

or Virtus.com.

8005	08-14

P.O. Box 9874

Providence, RI 02940-8074

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	09/05/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	09/05/14

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	09/05/14

* Print the name and title of each signing officer under his or her signature.